Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	GUARANTY FEDERAL BANCSHARES INC
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		2,741,517
Entity Public Float			$ 17,200,000
Amendment Flag	false
Entity Central Index Key	0001046203
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 3,360,102	$ 7,200,969
Interest-bearing deposits in other financial institutions	38,303,303	19,373,113
Cash and cash equivalents	41,663,405	26,574,082
Interest-bearing deposits		5,587,654
Available-for-sale securities	101,980,644	81,064,878
Held-to-maturity securities	181,042	218,571
Stock in Federal Home Loan Bank, at cost	3,805,500	3,846,900
Mortgage loans held for sale	2,843,757	3,702,849
Loans receivable, net of allowance for loan losses of December 31, 2012 and 2011 - $8,740,325 and $10,613,145, respectively	465,531,973	478,960,736
Accrued interest receivable:
Loans	1,674,814	1,752,786
Investments and interest-bearing deposits	380,555	386,534
Prepaid expenses and other assets	6,228,173	7,116,067
Prepaid FDIC deposit insurance premiums	1,438,636	2,089,076
Foreclosed assets held for sale	4,529,727	10,012,035
Premises and equipment	11,286,410	11,423,822
Bank owned life insurance	13,657,480	10,770,887
Income taxes receivable	910,174	512,666
Deferred income taxes	4,319,928	4,486,315
	660,432,218	648,505,858
LIABILITIES
Deposits	500,014,715	484,583,665
Federal Home Loan Bank advances	68,050,000	68,050,000
Securities sold under agreements to repurchase	25,000,000	25,000,000
Subordinated debentures	15,465,000	15,465,000
Advances from borrowers for taxes and insurance	152,867	156,509
Accrued expenses and other liabilities	481,382	496,956
Accrued interest payable	399,684	518,881
	609,563,648	594,271,011
COMMITMENTS AND CONTINGENCIES
Capital Stock:
Series A preferred stock, $0.01 par value; authorized 2,000,000 shares; issued and outstanding December 31, 2012 and 2011 - 12,000 and 17,000 shares, respectively	11,789,276	16,425,912
Common stock, $0.10 par value; authorized 10,000,000 shares; issued December 31, 2012 and 2011 - 6,781,803 and 6,779,800 shares, respectively	678,180	677,980
Common stock warrants; December 31, 2012 and 2011 - 459,459 shares	1,377,811	1,377,811
Additional paid-in capital	58,267,529	58,333,614
Unearned ESOP shares		(204,930)
Retained earnings, substantially restricted	39,324,292	38,456,991
Accumulated other comprehensive income
Unrealized appreciation on available-for-sale securities, et of income taxes; December 31, 2012 and 2011 - $470,326 and $464,723, respectively	800,826	791,285
	112,237,914	115,858,663
Treasury stock, at cost; December 31, 2012 and December 31, 2011 - 4,056,862 and 4,072,156 shares, respectively	(61,369,344)	(61,623,816)
	50,868,570	54,234,847
	$ 660,432,218	$ 648,505,858

Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans receivable, allowance for loan losses (in Dollars)	$ 8,740,325	$ 10,613,145
Preferred stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, issued	12,000	17,000
Preferred stock, outstanding	12,000	17,000
Common stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.1	$ 0.1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	6,781,803	6,779,800
Common stock warrants	459,459	459,459
Income taxes (in Dollars)	$ 470,326	$ 464,723
Treasury stock, shares	4,056,862	4,072,156

Condensed Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Income
Loans	$ 25,666,608	$ 27,423,897	$ 28,348,002
Investment securities	1,755,804	2,636,799	3,476,721
Other	183,388	315,242	506,753
	27,605,800	30,375,938	32,331,476
Interest Expense
Deposits	4,076,194	5,778,263	9,628,133
Federal Home Loan Bank advances	1,543,493	2,164,259	2,988,548
Subordinated debentures	556,159	610,929	1,023,783
Securities sold under agreements to repurchase	682,169	1,057,517	1,166,415
	6,858,015	9,610,968	14,806,879
Net Interest Income	20,747,785	20,764,970	17,524,597
Provision for Loan Losses	5,950,000	3,350,000	5,200,000
Net Interest Income After
Provision for Loan Losses	14,797,785	17,414,970	12,324,597
Noninterest Income
Service charges	1,119,570	1,315,333	1,552,623
Gain on sale of investment securities	168,306	1,505,915	275,125
Gain on sale of loans	1,884,923	1,345,334	1,749,857
Loss on foreclosed assets	(1,391,472)	(800,250)	(492,542)
Other income	1,474,344	1,118,897	1,194,290
	3,255,671	4,485,229	4,279,353
Noninterest Expense
Salaries and employee benefits	9,247,912	8,886,713	8,636,515
Occupancy	1,629,566	1,660,802	1,704,790
FDIC deposit insurance premiums	688,763	942,056	1,220,589
Data processing	566,652	529,940	454,611
Advertising	300,000	300,000	300,000
Prepayment penalty on repurchase agreements		1,531,000
Other expense	3,808,042	3,510,944	3,213,422
	16,240,935	17,361,455	15,529,927
Income Before Income Taxes	1,812,521	4,538,744	1,074,023
Provision (Credit) for Income Taxes	(131,338)	703,105	(56,748)
Net Income	1,943,859	3,835,639	1,130,771
Preferred Stock Dividends and Discount Accretion	1,076,561	1,125,563	1,125,563
Net Income Available to Common Shareholders	$ 867,298	$ 2,710,076	$ 5,208
Basic Income Per Common Share (in Dollars per share)	$ 0.32	$ 1.01	$ 0
Diluted Income Per Common Share (in Dollars per share)	$ 0.3	$ 1.01	$ 0

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME	$ 1,943,859	$ 3,835,639	$ 1,130,771
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain on investment securities available-for-sale and interest rate swaps, before income taxes	183,449	(163,480)	507,668
Less: Reclassification adjustment for realized gains on investment securities included in net income, before income taxes	(168,306)	(1,505,915)	(275,125)
Total other items in comprehensive income	15,143	(1,669,395)	232,543
Income tax expense (credit) related to other items of comprehensive income	5,602	(617,676)	86,041
Other comprehensive income (loss)	9,541	(1,051,719)	146,502
TOTAL COMPREHENSIVE INCOME	$ 1,953,400	$ 2,783,920	$ 1,277,273

Condensed Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 1,943,859	$ 3,835,639	$ 1,130,771
Items not requiring (providing) cash:
Deferred income taxes	160,784	949,122	(217,737)
Depreciation	747,368	717,222	826,440
Provision for loan losses	5,950,000	3,350,000	5,200,000
Gain on sale of loans and investment securities	(2,053,229)	(2,851,249)	(2,024,982)
Loss on sale of foreclosed assets	1,356,464	520,255	341,376
Gain on sale of state low-income housing tax credits	(281,561)
Accretion of gain on termination of interest rate swaps			(508,746)
Amortization of deferred income, premiums and discounts, net	548,635	529,016	587,769
Stock award plans	253,017	186,654	109,386
Origination of loans held for sale	(80,713,138)	(58,776,634)	(81,958,753)
Proceeds from sale of loans held for sale	83,457,153	59,104,282	84,488,527
Release of ESOP shares	153,848	126,737	100,014
Increase in cash surrender value of bank owned life insurance	(386,593)	(321,257)	(380,090)
Changes in:
Prepaid FDIC deposit insurance premiums	650,440	888,280	1,158,519
Accrued interest receivable	83,951	530,954	1,289
Prepaid expenses and other assets	887,894	(4,120)	569,548
Accrued expenses and other liabilities	(103,521)	(349,891)	(551,779)
Income taxes payable	(397,508)	(681,017)	3,887,321
Net cash provided by operating activities	12,257,863	7,753,993	12,758,873
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in loans	6,478,698	14,093,653	7,493,436
Principal payments on held-to-maturity securities	37,530	42,385	211,827
Principal payments on available-for-sale securities	8,123,388	15,633,730	13,855,527
Purchase of available-for-sale securities	(80,356,225)	(73,537,207)	(55,262,990)
Proceeds from sales of available-for-sale securities	31,688,102	46,274,707	17,516,564
Proceeds from maturities of available-for-sale securities	19,162,654	26,775,000	28,956,500
Purchase of premises and equipment	(609,956)	(816,359)	(333,609)
Purchase of tax credit investments		(950,086)
Proceeds from sale of state low-income housing tax credits	281,561
Proceeds from maturities of interest bearing deposits	5,587,654	7,197,346	5,000,000
Purchase of bank owned life insurance	(2,500,000)
Redemption of Federal Home Loan Bank stock	41,400	1,178,300	951,400
Capitalized costs on foreclosed assets held for sale		(102,804)	(737,336)
Insurance proceeds on foreclosed assets held for sale			637,427
Proceeds from sale of foreclosed assets held for sale	5,227,038	5,627,426	6,295,990
Net cash provided by (used in) investing activities	(6,838,156)	41,416,091	24,584,736
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in demand deposits, NOW accounts and savings accounts	20,824,692	24,675,024	5,504,374
Net decrease in certificates of deposit	(5,393,642)	(20,785,632)	(37,861,203)
Net decrease in securities sold under agreements to repurchase		(14,750,000)
Repayments of FHLB advances		(25,000,000)	(23,000,000)
Advances from borrowers for taxes and insurance	(3,642)	22,507	(1,608)
Redemption of preferred stock	(5,000,000)
Stock options exercised	12,388
Common and preferred cash dividends paid	(744,444)	(850,000)	(850,000)
Treasury stock purchased	(25,736)	(53,230)	(6,540)
Net cash provided by (used in) financing activities	9,669,616	(36,741,331)	(56,214,977)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	15,089,323	12,428,753	(18,871,368)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	26,574,082	14,145,329	33,016,697
CASH AND CASH EQUIVALENTS, END OF YEAR	41,663,405	26,574,082	14,145,329
Supplemental Cash Flows Information
Real estate acquired in settlement of loans	1,101,193	5,517,045	17,564,615
Interest paid	6,977,212	9,970,762	15,326,326
Income taxes paid, net of (refunds)	195,000	435,000	(3,726,331)
Sale and financing of foreclosed assets held for sale	$ 1,795,070	$ 1,461,378	$ 7,246,939

Condensed Consolidated Statement of Stockholders' Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Common Stock Warrants [Member]	Additional Paid-in Capital [Member]	Unearned ESOP Shares [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Beginning balance at Dec. 31, 2009	$ 15,874,788	$ 677,980	$ 1,377,811	$ 58,523,646	$ (660,930)	$ (61,820,869)	$ 35,741,705	$ 1,696,502	$ 51,410,633
Net income (loss)							1,130,771		1,130,771
Change in unrealized appreciation on available-for-sale securities, net of income taxes								146,502	146,502
Preferred stock discount accretion	275,562						(275,562)
Preferred stock dividends							(850,000)		(850,000)
Stock award plans				109,386					109,386
Release of ESOP shares				(127,986)	228,000				100,014
Treasury stock purchased						(6,540)			(6,540)
Beginning balance at Dec. 31, 2010	16,150,350	677,980	1,377,811	58,505,046	(432,930)	(61,827,409)	35,746,914	1,843,004	52,040,766
Net income (loss)							3,835,639		3,835,639
Change in unrealized appreciation on available-for-sale securities, net of income taxes								(1,051,719)	(1,051,719)
Preferred stock discount accretion	275,562						(275,562)
Preferred stock dividends							(850,000)		(850,000)
Stock award plans				(70,169)		256,823			186,654
Release of ESOP shares				(101,263)	228,000				126,737
Treasury stock purchased						(53,230)			(53,230)
Beginning balance at Dec. 31, 2011	16,425,912	677,980	1,377,811	58,333,614	(204,930)	(61,623,816)	38,456,991	791,285	54,234,847
Net income (loss)							1,943,859		1,943,859
Change in unrealized appreciation on available-for-sale securities, net of income taxes								9,541	9,541
Preferred stock redeemed	(5,000,000)								(5,000,000)
Preferred stock discount accretion	363,364						(363,364)
Preferred stock dividends							(713,194)		(713,194)
Stock award plans				(27,191)		280,208			253,017
Stock options exercised		200		12,188					12,388
Release of ESOP shares				(51,082)	204,930				153,848
Treasury stock purchased						(25,736)			(25,736)
Beginning balance at Dec. 31, 2012	$ 11,789,276	$ 678,180	$ 1,377,811	$ 58,267,529		$ (61,369,344)	$ 39,324,292	$ 800,826	$ 50,868,570

Condensed Consolidated Statement of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes	$ 5,603	$ 617,676
Preferred Stock [Member]
Preferred stock dividend rate	5.00%	5.00%

Note 1 - Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
NOTE 1:                      NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations

The Company operates as a one-bank holding company. The Bank is primarily engaged in providing a full range of banking and mortgage services to individual and corporate customers in southwest Missouri.  The Bank is subject to competition from other financial institutions.  The Company and the Bank are also subject to the regulation of certain federal and state agencies and receive periodic examinations by those regulatory authorities.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, the Bank.  All significant intercompany profits, transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans and fair values.  In connection with the determination of the allowance for loan losses and the valuation of foreclosed assets held for sale, management obtains independent appraisals for significant properties.

Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost.  Securities not classified as held to maturity are classified as “available-for-sale” and are carried at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.  Purchase premiums are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below carrying value when the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before a recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

The Company’s consolidated  statements of income reflect the full impairment (that is, the difference between the security’s amortized cost basis and fair value) on debt securities that the Company intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis.  For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income.  The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Mortgage Loans Held for Sale

Mortgage loans held for sale are carried at the lower of cost or fair value, determined using an aggregate basis.  Write-downs to fair value are recognized as a charge to earnings at the time a decline in value occurs.  Forward commitments to sell mortgage loans are sometimes acquired to reduce market risk on mortgage loans in the process of origination and mortgage loans held for sale.  Gains and losses resulting from sales of mortgage loans are recognized when the respective loans are sold to investors.  Gains and losses are determined by the difference between the selling price and the carrying amounts of the loans sold, and are recorded in noninterest income.  Direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Loans

For loans amortized at cost, interest income is accrued based on the unpaid principal balance.  Loan origination fees net of certain direct origination costs, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components.  The allocated component relates to loans that are classified as impaired.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Bank’s internal risk rating process.  Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans.

Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less estimated cost to sell.  Revenue and expenses from operations and changes in the valuation allowance are included in net expenses from foreclosed assets.

Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation.  Depreciation is charged to expense using the straight-line and accelerated methods over the estimated useful lives of the assets.  The estimated useful lives for each major depreciable classification of premises and equipment are as follows:

Buildings and improvements (years)	35	-	40
Furniture and fixtures and vehicles (years)	3	-	10

Bank Owned Life Insurance

Bank owned life insurance policies are carried at their cash surrender value.  The Company recognizes tax-free income from the periodic increases in cash surrender value of these policies and from death benefits.

Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes).  The income tax accounting guidance results in two components of income tax expense: current and deferred.  Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues.  The Company determines deferred income taxes using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods.  Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination.  The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any.  A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.  The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiary.  With a few exceptions, the Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2009.

Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.  At December 31, 2012 and 2011, the Company had no cash equivalents.

Pursuant to legislation enacted in 2010, the FDIC fully insured all noninterest-bearing transaction accounts beginning December 31, 2010, through December 31, 2012, at all FDIC-insured institutions.  This legislation expired on December 31, 2012.  Beginning January 1, 2013, noninterest-bearing transaction accounts are subject to the $250,000 limit on FDIC insurance per covered institution.

Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank.  The reserve required on December 31, 2012 and 2011, was $6,645,000 and $7,899,000, respectively.

Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss), net of applicable income taxes.  Other comprehensive income (loss) includes unrealized appreciation (depreciation) on available-for-sale securities, unrealized appreciation (depreciation) on available-for-sale securities for which a portion of an other-than-temporary impairment has been recognized in income, unrealized appreciation (depreciation) on held-to-maturity securities for which a portion of an other-than-temporary impairment has been recognized in income, and unrealized gains on interest rate swaps.

Regulatory Matters

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct and material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.  Furthermore, the Company’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below).  Management believes, as of December 31, 2012 and 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the Missouri Division of Finance and the Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Company’s or the Bank’s category.

The Company’s and the Bank's actual capital amounts and ratios are also presented in the table.  No amount was deducted from capital for interest-rate risk.  Dollar amounts are expressed in thousands.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$65,047	9.9%	$26,256	4.0%	n/a	n/a
Bank	$63,249	9.7%	$26,193	4.0%	$32,742	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$65,047	13.2%	$19,642	4.0%	n/a	n/a
Bank	$63,249	12.9%	$19,601	4.0%	$29,402	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$71,201	14.5%	$39,284	8.0%	n/a	n/a
Bank	$69,407	14.2%	$39,202	8.0%	$49,003	10.0%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$68,419	10.4%	$26,256	4.0%	n/a	n/a
Bank	$66,834	10.2%	$26,249	4.0%	$32,811	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$68,419	13.2%	$20,755	4.0%	n/a	n/a
Bank	$66,834	12.9%	$20,730	4.0%	$31,095	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$74,948	14.4%	$41,511	8.0%	n/a	n/a
Bank	$73,363	14.2%	$41,460	8.0%	$51,825	10.0%

The amount of dividends that the Company and Bank may pay is subject to various regulatory limitations.  As of December 31, 2012 and 2011 the Company and Bank exceeded their minimum capital requirements.  The Bank may not pay dividends which would reduce capital below the minimum requirements shown above.

Segment Information

The principal business of the Company is overseeing the business of the Bank.  The Company has no significant assets other than its investment in the Bank. The banking operation is the Company’s only reportable segment.  The banking segment is principally engaged in the business of originating mortgage loans secured by one-to-four family residences, multi-family, construction, commercial and consumer loans.  These loans are funded primarily through the attraction of deposits from the general public, borrowings from the Federal Home Loan Bank and brokered deposits. Selected information is not presented separately for the Company’s reportable segment, as there is no material difference between that information and the corresponding information in the consolidated financial statements.

General Litigation

The Company and the Bank, from time to time, may be parties to ordinary routine litigation, which arises in the normal course of business, such as claims to enforce liens, and condemnation proceedings, on properties in which the Bank holds security interests, claims involving the making and servicing of real property loans, and other issues incident to the business of the Company and the Bank.  After reviewing pending and threatened litigation with legal counsel, management believes that as of December 31, 2012, the outcome of any such litigation will not have a material adverse effect on the Company’s results of operations.

Earnings Per Common Share

The computation for earnings per common share for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010

Net income available to common shareholders	$867,298	$2,710,076	$5,208
Average common shares outstanding	2,715,186	2,675,654	2,644,355
Effect of dilutive securities	144,743	826	-
Average diluted shares outstanding	2,859,929	2,676,480	2,644,355
Basic income per common share	$0.32	$1.01	$0.00
Diluted income per common share	$0.30	$1.01	$0.00

Stock options to purchase 201,500, 351,500 and 365,579 shares of common stock were outstanding during the years ended December 31, 2012, 2011 and 2010, respectively, but were not included in the computation of diluted income per common share because their exercise price was greater than the average market price of the common shares.

Stock warrants to purchase 459,459 shares of common stock were outstanding during the years ended December 31, 2012 and 2011 and were included in the computation of diluted income per common share because their exercise price was less than the average market price of the common shares during the period.  These warrants were also outstanding during 2010 but were not included in the computation of diluted income per common share because their exercise price was greater than the average market price of the common shares.

Note 2 - Securities	12 Months Ended
Dec. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE 2:                      SECURITIES

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities classified as available-for-sale are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2012
Equity Securities	$102,212	$306	$(31,604)	$70,914
Debt Securities:
U. S. government agencies	38,188,554	202,213	(39,706)	38,351,061
Municipals	10,212,376	250,269	(84,456)	10,378,189
Corporates	1,839,976	67,889	-	1,907,865
Government sponsored mortgage-backed securities	50,366,374	1,304,242	(398,001)	51,272,615
	$100,709,492	$1,824,919	$(553,767)	$101,980,644

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2011
Equity Securities	$102,212	$-	$(39,950)	$62,262
Debt Securities:
U. S. government agencies	34,668,833	122,093	(64,264)	34,726,662
U. S. treasuries	2,037,168	5,469	-	2,042,637
Municipals	4,049,701	138,736	(44,038)	4,144,399
Government sponsored mortgage-backed securities	38,950,955	1,148,789	(10,826)	40,088,918
	$79,808,869	$1,415,087	$(159,078)	$81,064,878

Maturities of available-for-sale debt securities as of December 31, 2012:

	Amortized Cost	Approximate Fair Value
Within one year	$500,000	$500,675
1-5 years	12,082,163	12,224,858
5-10 years	30,436,756	30,567,166
After ten years	7,221,987	7,344,416
Government sponsored mortgage-backed securities not due on a single maturity date	50,366,374	51,272,615
	$100,607,280	$101,909,730

The amortized cost and approximate fair values, together with gross unrealized gains and losses, of securities classified as held to maturity are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2012
Debt Securities:
Government sponsored mortgage-backed securities	$181,042	$12,440	$-	$193,482

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2011
Debt Securities:
Government sponsored mortgage-backed securities	$218,571	$17,003	$-	$235,574

Maturities of held-to-maturity securities as of December 31, 2012:

	Amortized Cost	Approximate Fair Value

Government sponsored mortgage-backed securities not due on a single maturity date	$181,042	$193,482

The carrying value of securities pledged as collateral, to secure public deposits and for other purposes, amounted to $57,378,710 and $60,222,048 as of December 31, 2012 and 2011, respectively.

Gross gains of $168,306, $1,505,915 and $275,125 and gross losses of $0, $0 and $0 resulting from sale of available-for-sale securities were realized for the years ended December 31, 2012, 2011 and 2010, respectively.  The tax effect of these net gains was $62,273, $557,188 and $101,796 in 2012, 2011 and 2010, respectively.

The Company evaluates all securities quarterly to determine if any unrealized losses are deemed to be other than temporary.  Certain investment securities are valued less than their historical cost. These declines are primarily the result of the rate for these investments yielding less than current market rates, or declines in stock prices of equity securities. Based on evaluation of available evidence, management believes the declines in fair value for these securities are temporary. It is management’s intent to hold the debt securities to maturity or until recovery of the unrealized loss. Should the impairment of any of these debt securities become other than temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified, to the extent the loss is related to credit issues, and to other comprehensive income to the extent the decline on debt securities is related to other factors and the Company does not intend to sell the security prior to recovery of the unrealized loss.

                No securities were written down for other-than-temporary impairment during the years ended December 31, 2012, 2011 and 2010.

Certain other investments in debt and equity securities are reported in the financial statements at an amount less than their historical cost.  Total fair value of these investments at December 31, 2012 and 2011, was $30,121,495 and $29,766,876, respectively, which is approximately 29% and 37% of the Company’s investment portfolio.  These declines primarily resulted from changes in market interest rates and failure of certain investments to meet projected earnings targets.

The following table shows gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011.

	December 31, 2012

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$-	$-	$39,930	$(31,604)	$39,930	$(31,604)
U. S. government agencies	7,298,687	(39,706)	-	-	7,298,687	(39,706)
Municipals	2,648,047	(76,318)	538,300	(8,138)	3,186,347	(84,456)
Government sponsored mortgage-backed securities	19,596,531	(398,001)	-	-	19,596,531	(398,001)
	$29,543,265	$(514,025)	$578,230	$(39,742)	$30,121,495	$(553,767)

	December 31, 2011

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$26,316	$(4,361)	$35,946	$(35,589)	$62,262	$(39,950)
U. S. government agencies	21,351,961	(64,264)	-	-	21,351,961	(64,264)
Municipals	1,045,521	(44,038)	-	-	1,045,521	(44,038)
Government sponsored mortgage-backed securities	7,307,132	(10,826)	-	-	7,307,132	(10,826)
	$29,730,930	$(123,489)	$35,946	$(35,589)	$29,766,876	$(159,078)

Note 3 - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 3:                      LOANS AND ALLOWANCE FOR LOAN LOSSES

Categories of loans at December 31, 2012 and 2011 include:

	December 31,
	2012	2011
Real estate - residential mortgage:
One to four family units	$99,381,934	$98,030,718
Multi-family	46,405,034	43,165,695
Real estate - construction	48,917,296	44,912,049
Real estate - commercial	167,760,850	194,856,374
Commercial loans	95,226,762	88,088,580
Consumer and other loans	16,716,858	20,758,027
Total loans	474,408,734	489,811,443
Less:
Allowance for loan losses	(8,740,325)	(10,613,145)
Deferred loan fees/costs, net	(136,436)	(237,562)
Net loans	$465,531,973	$478,960,736

Classes of loans by aging at December 31, 2012 and 2011 were as follows:

As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$52	$4	$-	$56	$99,326	$99,382	$-
Multi-family	-	-	-	-	46,405	46,405	-
Real estate - construction	22	28	640	690	48,227	48,917	-
Real estate - commercial	-	352	-	352	167,409	167,761	-
Commercial loans	10	610	785	1,405	93,822	95,227	-
Consumer and other loans	57	-	-	57	16,660	16,717	-
Total	$141	$994	$1,425	$2,560	$471,849	$474,409	$-

As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$5	$206	$33	$244	$97,787	$98,031	$-
Multi-family	-	-	-	-	43,166	43,166	-
Real estate - construction	728	-	157	885	44,027	44,912	-
Real estate - commercial	167	-	1,193	1,360	193,496	194,856	-
Commercial loans	32	-	548	580	87,508	88,088	-
Consumer and other loans	14	18	20	52	20,706	20,758	-
Total	$946	$224	$1,951	$3,121	$486,690	$489,811	$-

Nonaccruing loans are summarized as follows:

	December 31,
	2012	2011
Real estate - residential mortgage:
One to four family units	$2,280,856	$1,671,245
Multi-family	-	-
Real estate - construction	6,274,241	8,514,187
Real estate - commercial	3,663,771	4,082,416
Commercial loans	2,793,457	2,377,081
Consumer and other loans	318,963	357,060
Total	$15,331,288	$17,001,989

The following tables present the activity in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of and for the years ended December 31, 2012, 2011 and 2010:

As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Provision charged to expense	1,324	683	(179)	(106)	5,090	(81)	(781)	$5,950
Losses charged off	(1,335)	(985)	(265)	-	(5,547)	(73)	-	$(8,205)
Recoveries	28	94	25	-	198	37	-	$382
Balance, end of year	$2,525	$2,517	$1,316	$284	$1,689	$255	$154	$8,740
Ending balance: individually evaluated for impairment	$608	$180	$90	$-	$441	$48	$-	$1,367
Ending balance: collectively evaluated for impairment	$2,087	$2,167	$1,226	$284	$1,248	$207	$154	$7,373
Loans:
Ending balance: individually evaluated for impairment	$6,275	$5,673	$2,360	$-	$2,555	$414	$-	$17,277
Ending balance: collectively evaluated for impairment	$42,642	$162,088	$97,022	$46,405	$92,672	$16,303	$-	$457,132

As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Provision charged to expense	265	2,123	943	(138)	505	(1,283)	935	$3,350
Losses charged off	(2,381)	(2,744)	(966)	-	(1,362)	(322)	-	$(7,775)
Recoveries	77	221	45	-	322	1,290	-	$1,955
Balance, end of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Ending balance: individually evaluated for impairment	$1,355	$659	$127	$-	$399	$72	$-	$2,612
Ending balance: collectively evaluated for impairment	$1,153	$2,066	$1,608	$390	$1,549	$300	$935	$8,001
Loans:
Ending balance: individually evaluated for impairment	$8,515	$5,019	$1,819	$-	$3,048	$653	$-	$19,054
Ending balance: collectively evaluated for impairment	$36,397	$189,837	$96,212	$43,166	$85,040	$20,105	$-	$470,757

As of December 31, 2010
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$2,810	$2,923	$1,646	$393	$3,554	$2,750	$-	$14,076
Provision charged to expense	5,620	563	948	135	716	(2,782)	-	$5,200
Losses charged off	(3,893)	(373)	(906)	-	(1,847)	(366)	-	$(7,385)
Recoveries	10	12	25	-	60	1,085	-	$1,192
Balance, end of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Ending balance: individually evaluated for impairment	$3,134	$1,384	$149	$-	$1,052	$307	$-	$6,026
Ending balance: collectively evaluated for impairment	$1,413	$1,741	$1,564	$528	$1,431	$380	$-	$7,057
Loans:
Ending balance: individually evaluated for impairment	$9,281	$5,150	$3,363	$-	$8,409	$1,008	$-	$27,211
Ending balance: collectively evaluated for impairment	$54,027	$190,740	$99,689	$44,138	$77,019	$22,418	$-	$488,031

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC-310-10-35-16), when based on current information and events, it is probable the Bank will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan.  Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties.  These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following summarizes impaired loans as of and for the years ended December 31, 2012 and 2011:

As of December 31, 2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$2,245	$2,271	$-	$1,961	$20
Multi-family	-	-	-	-	-
Real estate - construction	5,015	5,575	-	3,528	-
Real estate - commercial	2,430	2,755	-	4,054	65
Commercial loans	318	689	-	1,831	17
Consumer and other loans	103	103	-	266	11
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$115	$130	$90	$315	$-
Multi-family	-	-	-	-	-
Real estate - construction	1,260	1,260	608	3,316	-
Real estate - commercial	3,243	3,243	180	6,913	-
Commercial loans	2,237	2,237	441	3,408	-
Consumer and other loans	311	311	48	307	-
Total
Real estate - residential mortgage:
One to four family units	$2,360	$2,401	$90	$2,276	$20
Multi-family	-	-	-	-	-
Real estate - construction	6,275	6,835	608	6,844	-
Real estate - commercial	5,673	5,998	180	10,967	65
Commercial loans	2,555	2,926	441	5,239	17
Consumer and other loans	414	414	48	573	11
Total	$17,277	$18,574	$1,367	$25,899	$113

As of December 31, 2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$1,424	$1,424	$-	$2,373	$50
Multi-family	-	-	-	-	-
Real estate - construction	1,181	1,181	-	3,705	-
Real estate - commercial	4,646	5,985	-	4,609	57
Commercial loans	1,148	1,459	-	1,573	55
Consumer and other loans	376	376	-	458	37
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$395	$421	$127	$1,396	$-
Multi-family	-	-	-	-	-
Real estate - construction	7,334	7,854	1,355	7,697	-
Real estate - commercial	373	373	659	2,189	-
Commercial loans	1,900	1,900	399	2,790	-
Consumer and other loans	277	277	72	381	-
Total
Real estate - residential mortgage:
One to four family units	$1,819	$1,845	$127	$3,769	$50
Multi-family	-	-	-	-	-
Real estate - construction	8,515	9,035	1,355	11,402	-
Real estate - commercial	5,019	6,358	659	6,798	57
Commercial loans	3,048	3,359	399	4,363	55
Consumer and other loans	653	653	72	839	37
Total	$19,054	$21,250	$2,612	$27,171	$199

Interest of approximately $358,000 was recognized on average impaired loans of $28,996,000 for the year ended December 31, 2010.

At December 31, 2012, the Bank’s impaired loans shown in the table above included loans that were classified as troubled debt restructurings (TDR).  The restructuring of a loan is considered a TDR if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession.

In assessing whether or not a borrower is experiencing financial difficulties, the Bank considers information currently available regarding the financial condition of the borrower.  This information includes, but is not limited to, whether (i) the debtor is currently in payment default on any of its debt; (ii) a payment default is probable in the foreseeable future without the modification; (iii) the debtor has declared or is in the process of declaring bankruptcy and (iv) the debtor’s projected cash flow is sufficient to satisfy the contractual payments due under the original terms of the loan without a modification.

The Bank considers all aspects of the modification to loan terms to determine whether or not a concession has been granted to the borrower.  Key factors considered by the Bank include the debtor’s ability to access funds at a market rate for debt with similar risk characteristics, the significance of the modification relative to unpaid principal balance or collateral value of the debt, and the significance of a delay in the timing of payments relative to the original contractual terms of the loan.  The most common concessions granted by the Bank generally include one or more modifications to the terms of the debt, such as (i) a reduction in the interest rate for the remaining life of the debt, (ii) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk, (iii) a reduction of the face amount or maturity amount of the debt as stated in the original loan, (iv) a temporary period of interest-only payments, (v) a reduction in accrued interest, and (vi) an extension of amortization.

The following summarizes information regarding new troubled debt restructurings by class:

	December 31, 2012
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	3	$1,317,070	$1,689,268
Multi-family	-	-	-
Real estate - construction	3	7,626,970	8,193,713
Real estate - commercial	2	2,316,745	2,316,745
Commercial loans	2	2,270,030	1,844,113
Consumer and other loans	-	-	-
Total	10	$13,530,815	$14,043,839

	December 31, 2011
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	-	$-	$-
Multi-family	-	-	-
Real estate - construction	3	8,526,970	8,925,340
Real estate - commercial	3	6,526,382	4,591,406
Commercial loans	-	-	-
Consumer and other loans	-	-	-
Total	6	$15,053,352	$13,516,746

The troubled debt restructurings described above increased the allowance for loan losses by $723,359 and resulted in charge offs of $26,173 during the year ended December 31, 2012.

The following presents the troubled debt restructurings by type of modification:

	December 31, 2012
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$305,600	$1,383,668	$-	$1,689,268
Multi-family	-	-	-	-
Real estate - construction	6,884,800	1,308,913	-	8,193,713
Real estate - commercial	-	391,745	1,925,000	2,316,745
Commercial loans	-	1,844,113	-	1,844,113
Consumer and other loans	-	-	-	-
Total	$7,190,400	$4,928,439	$1,925,000	$14,043,839

	December 31, 2011
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$-	$-	$-	$-
Multi-family	-	-	-	-
Real estate - construction	6,884,800	2,040,540	-	8,925,340
Real estate - commercial	-	-	4,591,406	4,591,406
Commercial loans	-	-	-	-
Consumer and other loans	-	-	-	-
Total	$6,884,800	$2,040,540	$4,591,406	$13,516,746

As part of the on-going monitoring of the credit quality of the Bank’s loan portfolio, management tracks loans by an internal rating system.  All loans are assigned an internal credit quality rating based on an analysis of the borrower’s financial condition.  The criteria used to assign quality ratings to extensions of credit that exhibit potential problems or well-defined weaknesses are primarily based upon the degree of risk and the likelihood of orderly repayment, and their effect on the Bank’s safety and soundness.  The following are the internally assigned ratings:

Pass-This rating represents loans that have strong asset quality and liquidity along with a multi-year track record of profitability.

Special mention-This rating represents loans that are currently protected but are potentially weak.  The credit risk may be relatively minor, yet constitute an increased risk in light of the circumstances surrounding a specific loan.

Substandard-This rating represents loans that show signs of continuing negative financial trends and unprofitability and therefore, is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any.

Doubtful-This rating represents loans that have all the weaknesses of substandard classified loans with the additional characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Risk characteristics applicable to each segment of the loan portfolio are described as follows.

Real estate-Residential 1-4 family:  The residential 1-4 family real estate loans are generally secured by owner-occupied 1-4 family residences.  Repayment of these loans is primarily dependent on the personal income and credit rating of the borrowers.  Credit risk in these loans can be impacted by economic conditions within the Bank’s market areas that might impact either property values or a borrower’s personal income.  Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Real estate-Construction:  Construction and land development real estate loans are usually based upon estimates of costs and estimated value of the completed project and include independent appraisal reviews and a financial analysis of the developers and property owners.  Sources of repayment of these loans may include permanent loans, sales of developed property or an interim loan commitment from the Bank until permanent financing is obtained.  These loans are considered to be higher risk than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, general economic conditions and the availability of long-term financing.  Credit risk in these loans may be impacted by the creditworthiness of a borrower, property values and the local economies in the Bank’s market areas.

Real estate-Commercial:  Commercial real estate loans typically involve larger principal amounts, and repayment of these loans is generally dependent on the successful operations of the property securing the loan or the business conducted on the property securing the loan.  These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate.  Credit risk in these loans may be impacted by the creditworthiness of a borrower, property values and the local economies in the Bank’s market areas.

Commercial:  The commercial portfolio includes loans to commercial customers for use in financing working capital needs, equipment purchases and expansions.  The loans in this category are repaid primarily from the cash flow of a borrower’s principal business operation.  Credit risk in these loans is driven by creditworthiness of a borrower and the economic conditions that impact the cash flow stability from business operations.

Consumer:  The consumer loan portfolio consists of various term and line of credit loans such as automobile loans and loans for other personal purposes.  Repayment for these types of loans will come from a borrower’s income sources that are typically independent of the loan purpose.  Credit risk is driven by consumer economic factors (such as unemployment and general economic conditions in the Bank’s market area) and the creditworthiness of a borrower.

The following table provides information about the credit quality of the loan portfolio using the Bank’s internal rating system as of December 31, 2012 and 2011:

As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$35,775	$156,448	$94,209	$45,133	$88,230	$15,840	$435,635
Special Mention	6,868	4,976	1,636	1,272	2,255	93	17,100
Substandard	5,581	6,337	3,507	-	4,742	784	20,951
Doubtful	693	-	30	-	-	-	723
Total	$48,917	$167,761	$99,382	$46,405	$95,227	$16,717	$474,409

As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$27,646	$162,019	$91,503	$42,668	$80,529	$19,522	$423,887
Special Mention	6,372	20,406	3,214	498	2,183	309	32,982
Substandard	10,894	12,431	3,314	-	5,376	927	32,942
Total	$44,912	$194,856	$98,031	$43,166	$88,088	$20,758	$489,811

The weighted average interest rate on loans as of December 31, 2012 and 2011 was 5.89% and 5.82%, respectively.

The Bank serviced mortgage loans for others amounting to $184,045 and $199,256 as of December 31, 2012 and 2011, respectively.  The Bank serviced commercial loans for others amounting to $2,046,506 and $4,143,374 as of December 31, 2012 and 2011, respectively.

Note 4 - Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment Disclosure [Text Block]
NOTE 4:                      PREMISES AND EQUIPMENT

Major classifications of premises and equipment, stated at cost, are as follows:

	December 31,	December 31,
	2012	2011
Land	$2,250,789	$2,250,789
Buildings and improvements	11,812,386	11,860,040
Automobile	16,479	16,479
Furniture, fixtures and equipment	9,000,767	8,343,157
Leasehold improvements	271,799	271,799
	23,352,220	22,742,264
Less accumulated depreciation	(12,065,810)	(11,318,442)
Net premises and equipment	$11,286,410	$11,423,822

Depreciation expense was $747,368, $717,222 and $826,440 for the years ended December 31, 2012, 2011, and 2010, respectively.

Note 5 - Bank Owned Life Insurance	12 Months Ended
Dec. 31, 2012
Life Insurance, Corporate or Bank Owned [Text Block]
NOTE 5:                      BANK OWNED LIFE INSURANCE

In October 2009 and February 2012, the Company purchased Bank owned life insurance on certain key members of management, in the amounts of $10 million and $2.5 million, respectively.  Such policies are recorded at their cash surrender value, or the amount that can be realized.  The increase in cash surrender value in excess of the single premium paid is reported as other noninterest income.  The balance at December 31, 2012 and 2011 was $13,657,480 and $10,770,887, respectively.

Note 6 - Investments In Affordable Housing Partnerships	12 Months Ended
Dec. 31, 2012
Investments In Affordable Housing Partnerships [Text Block]
NOTE 6:                      INVESTMENTS IN AFFORDABLE HOUSING PARTNERSHIPS

The Company has purchased investments in limited partnerships that were formed to operate low-income housing apartment complexes and single-family housing units throughout Missouri.  The investments are accounted for under the cost method as the Company does not have the ability to exert significant influence over the partnerships.  For a minimum 15 year compliance period, each partnership must adhere to affordable housing regulatory requirements in order to maintain the utilization of the tax credits. At December 31, 2012 and 2011, the net carrying values of the Company’s investments in these entities was $5,355,254 and $6,249,021, respectively, and are included in other assets on the Company’s Consolidated Balance Sheets.

The Company received federal tax credits of $839,532, $806,324 and $551,000 during 2012, 2011 and 2010, respectively.  Amortization of the investment costs was $885,478, $676,700 and $480,322 during 2012, 2011 and 2010, respectively.

Note 7 - Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Text Block]
NOTE 7:                      DEPOSITS

Deposits are comprised of the following at December 31, 2012 and 2011:

	December 31, 2012			December 31, 2011
	Weighted Average Rate	Balance	Percentage of Deposits	Weighted Average Rate	Balance	Percentage of Deposits

Demand	0.00%	$48,862,874	9.8%	0.00%	$56,315,467	11.6%
NOW	0.41%	86,422,323	17.3%	0.56%	81,804,342	16.9%
Money market	0.63%	191,054,957	38.2%	0.77%	169,759,166	35.0%
Savings	0.14%	23,659,368	4.7%	0.44%	21,295,855	4.4%
	0.45%	349,999,522	70.0%	0.56%	329,174,830	67.9%
Certificates:
0% - 1.99%	0.93%	139,257,653	27.9%	1.08%	127,813,801	26.4%
2.00% - 3.99%	2.59%	7,049,432	1.4%	2.88%	15,059,924	3.1%
4.00% - 6.00%	5.03%	3,708,108	0.7%	5.05%	12,535,110	2.6%
	1.11%	150,015,193	30.0%	1.57%	155,408,835	32.1%
Total Deposits	0.65%	$500,014,715	100.0%	0.89%	$484,583,665	100.0%

The aggregate amount of certificates of deposit with a minimum balance of $100,000 was approximately $71,780,000 and $63,823,000, as of December 31, 2012 and 2011, respectively.
A summary of certificates of deposit by maturity as of December 31, 2012, is as follows:

2013	$90,458,398
2014	32,391,050
2015	14,397,163
2016	7,192,495
2017	5,067,428
Thereafter	508,659
$150,015,193

A summary of interest expense on deposits is as follows:

	Years ended December 31,
	2012	2011	2010

NOW and Money Market accounts	$2,011,796	$2,580,341	$3,968,205
Savings accounts	80,968	118,432	140,382
Certificate accounts	1,999,060	3,099,265	5,536,701
Early withdrawal penalties	(15,630)	(19,775)	(17,155)
	$4,076,194	$5,778,263	$9,628,133

The Bank utilizes brokered deposits as an additional funding source.  The aggregate amount of brokered deposits was approximately $49,072,000 and $22,229,000 as of December 31, 2012 and 2011, respectively.

Note 8 - Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Text Block]
NOTE 8:                      BORROWINGS

Federal Home Loan Bank Advances

Federal Home Loan Bank advances consist of the following:

	December 31, 2012		December 31, 2011

Maturity Date	Amount	Weighted Average Rate	Amount	Weighted Average Rate
2013	15,700,000	2.14%	15,700,000	2.14%
2015	250,000	4.66%	250,000	4.66%
2018	50,000,000	2.14%	50,000,000	2.14%
2019	2,100,000	4.87%	2,100,000	4.87%
	$68,050,000	2.23%	$68,050,000	2.23%

The FHLB requires the Bank to maintain collateral in relation to outstanding balances of advances.  For collateral purposes, the FHLB values mortgage loans free of other pledges, liens and encumbrances at 80% of their fair value, and investment securities free of other pledges, liens and encumbrances at 95% of their fair value.  Based on existing collateral as well as the FHLB’s limitation of advances to 25% of assets, the Bank has the ability to borrow an additional $64.6 million from the FHLB, as of December 31, 2012.

Federal Reserve Bank Borrowings

During 2008, the Bank established a borrowing line with the Federal Reserve Bank.  The Bank has the ability to borrow $30.9 million as of December 31, 2012.  The Federal Reserve Bank requires the Bank to maintain collateral in relation to borrowings outstanding.  The Bank had no borrowings outstanding on this line as of December 31, 2012 and 2011.

Securities Sold Under Agreements to Repurchase

The Company borrowed $9.8 million under a structured repurchase agreement in September 2007.  Effective in September 2009, interest was based on a fixed rate of 3.56% until maturity in September 2014.  The counterparty, Barclay’s Capital, Inc., had the option to terminate the agreement on a quarterly basis until maturity date.  Prior to the stated maturity date, the Company paid off this agreement in November 2011.

The Company borrowed $30.0 million under three structured repurchase agreements in January 2008.  Interest is based on a fixed weighted average rate of 2.65% until maturity in January 2018.  Beginning in February 2010, the counterparty, Barclay’s Capital, Inc., has the option to terminate the agreements on a quarterly basis until maturity. Prior to the stated maturity date, the Company paid off one of these agreements in the amount of $5.0 million in November 2011.

The Company has pledged certain investment securities with a fair value of $29.9 million and $32.2 million as of December 31, 2012 and 2011, respectively, to these repurchase agreements.

Note 9 - Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Subordinated Borrowings Disclosure [Text Block]
NOTE 9:                      SUBORDINATED DEBENTURES

During 2005, the Company formed two wholly owned grantor trust subsidiaries, Guaranty Statutory Trust I and Guaranty Statutory Trust II, to issue preferred securities representing undivided beneficial interests in the assets of the trusts and to invest the gross proceeds of the preferred securities in notes of the Company.  Trust I issued $5,000,000 of preferred securities and Trust II issued $10,000,000 of preferred securities.  The sole assets of Trust I were originally $5,155,000 aggregate principal amount of the Company’s fixed rate subordinated debenture notes due 2036, which are redeemable beginning in 2011.  The sole assets of Trust II were originally $10,310,000 aggregate principal amount of the Company’s fixed/variable rate subordinated debenture notes due 2036, which are redeemable beginning in 2011.  Trust II subordinated debenture notes bear interest at a fixed rate for five years and thereafter at a floating rate based on LIBOR.  The preferred securities qualify as either Tier I or Tier II capital for regulatory purposes, subject to certain limitations.

Note 10 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
NOTE 10:                    INCOME TAXES

As of December 31, 2012 and 2011, retained earnings included approximately $5,075,000 for which no deferred income tax liability has been recognized.  This amount represents an allocation of income to bad debt deductions for tax purposes only.  Reduction of amounts so allocated for purposes other than tax bad debt losses or adjustments arising from carryback of net operating losses would create income for tax purposes only, which would be subject to the then current corporate income tax rate.  The unrecorded deferred income tax liability on the above amount was approximately $1,878,000 as of both December 31, 2012 and 2011.

The provision (credit) for income taxes consists of:

	Years Ended December 31,
	2012	2011	2010

Taxes currently payable	$(292,122)	$(246,017)	$160,989
Deferred income taxes	160,784	949,122	(217,737)
	$(131,338)	$703,105	$(56,748)

The tax effects of temporary differences related to deferred taxes shown on the December 31, 2012 and 2011 balance sheets are:

	December 31, 2012	December 31, 2011
Deferred tax assets:
Allowances for loan losses	$3,233,920	$3,926,864
Writedowns on foreclosed assets held for sale	897,297	589,773
State low income housing tax credits	1,645,379	1,708,621
Federal low income housing tax and other credits	740,276	478,223
Deferred loan fees/costs	50,481	87,898
Other	241,658	241,658
	6,809,011	7,033,037
Deferred tax liabilities:
FHLB stock dividends	(120,632)	(120,632)
Unrealized appreciation on available-for-sale securities	(470,326)	(473,711)
Accumulated depreciation	(175,448)	(175,448)
Other	(77,298)	(68,310)
	(843,704)	(838,101)
Deferred tax asset before valuation allowance	5,965,307	6,194,936
Valuation allowance:
Beginning balance	(1,708,621)	(1,476,757)
Decrease from sale of state low income housing tax credits	375,415	-
Increase for state low income housing tax credits generated	(312,173)	(231,864)
Ending balance	(1,645,379)	(1,708,621)
Net deferred tax asset	$4,319,928	$4,486,315

A reconciliation of income tax expense at the statutory rate to income tax expense at the Company’s effective rate is shown below:

	Years ended December 31,

	2012	2011	2010
Computed at statutory rate	34.0%	34.0%	34.0%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(33.1%)	(17.8%)	(83.7%)
ESOP	(3.3%)	(5.6%)	(4.4%)
Cash surrender value of life insurance	(7.9%)	(7.1%)	(8.0%)
Valuation allowance	(3.5%)	5.1%	64.3%
Other	6.6%	6.9%	(7.5%)
Actual tax provision (credit)	(7.2%)	15.5%	(5.3%)

Note 11 - Disclosures about Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Text Block]
NOTE 11:                    DISCLOSURES ABOUT FAIR VALUE OF ASSETS AND LIABILITIES

ASC Topic 820, Fair Value Measurements, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Topic 820 also specifies a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3: Unobservable inputs supported by little or no market activity and are significant to the fair value of the assets or liabilities

The following is a description of the inputs and valuation methodologies used for assets measured at fair value on a recurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Available-for-sale securities:  Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.  Level 1 securities include equity securities.  If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics or discounted cash flows.  Level 2 securities include U.S. government agencies and government sponsored mortgage-backed securities.  The Company has no Level 3 securities.

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011 (dollar amounts in thousands):

As of December 31, 2012
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$71	$-	$-	$71
Debt securities:
U.S. government agencies	-	38,351	-	38,351
U.S. corporate	-	1,908	-	1,908
Municipals	-	10,378	-	10,378
Government sponsored mortgage-backed securities	-	51,273	-	51,273
Available-for-sale securities	$71	$101,910	$-	$101,981

As of December 31, 2011
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$62	$-	$-	$62
Debt securities:
U.S. government agencies	-	34,727	-	34,727
U. S. treasuries	2,043	-	-	2,043
Municipals	-	4,144	-	4,144
Government sponsored mortgage-backed securities	-	40,089	-	40,089
Available-for-sale securities	$2,105	$78,960	$-	$81,065

The following is a description of the valuation methodologies used for assets measured at fair value on a nonrecurring basis and recognized in the accompanying balance sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Foreclosed Assets Held for Sale:   Fair value is estimated using recent appraisals, comparable sales and other estimates of value obtained principally from independent sources, adjusted for selling costs.  Foreclosed assets held for sale are classified within Level 3 of the valuation hierarchy.

Impaired loans (Collateral Dependent):   Loans for which it is probable that the Company will not collect all principal and interest due according to contractual terms are measured for impairment.  Allowable methods for determining the amount of impairment include estimating fair value using the fair value of the collateral for collateral dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized.  This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value. Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method.

The following table presents the fair value measurement of assets measured at fair value on a nonrecurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2012 and 2011 (dollar amounts in thousands):

Impaired loans:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2012	$-	$-	$10,557	$10,557

December 31, 2011	$-	$-	$11,243	$11,243

Foreclosed assets held for sale:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2012	$-	$-	$3,883	$3,883

December 31, 2011	$-	$-	$3,626	$3,626

There were no transfers between valuation levels for any asset during the years ended December 31, 2012 or 2011.  If valuation techniques are deemed necessary, the Company considers those transfers to occur at the end of the period when the assets are valued.

The following table presents quantitative information about unobservable inputs used in nonrecurring Level 3 fair value measurements (dollar amounts in thousands):

	Fair Value December 31, 2012	Valuation Technique	Unobservable Input	Range (Weighted Average)
Impaired loans (collateral dependent)	$9,022	Market Comparable	Discount to reflect realizable value	0%	-	100%	(5%)

Impaired loans	$1,535	Discounted cash flow	Discount rate	0%	-	17%	(17%)

Foreclosed assets held for sale	$3,883	Market Comparable	Discount to reflect realizable value	0%	-	44%	(15%)

The following methods were used to estimate the fair value of all other financial instruments recognized in the accompanying balance sheets at amounts other than fair value.

Cash and cash equivalents, interest-bearing deposits and Federal Home Loan Bank stock

The carrying amounts reported in the balance sheets approximate those assets' fair value.

Held-to-maturity securities

Fair value is based on quoted market prices, if available.  If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities.

Loans

The fair value of loans is estimated by discounting the future cash flows using the market rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.  Loans with similar characteristics were aggregated for purposes of the calculations.  The carrying amount of accrued interest approximates its fair value.

Deposits

Deposits include demand deposits, savings accounts, NOW accounts and certain money market deposits.  The carrying amount approximates fair value.  The fair value of fixed-maturity certificates of deposit is estimated by discounting the future cash flows using rates currently offered for deposits of similar remaining maturities.

Federal Home Loan Bank advances and securities sold under agreements to repurchase

The fair value of advances and securities sold under agreements to repurchase is estimated by using rates on debt with similar terms and remaining maturities.

Subordinated debentures and notes payable

For these variable rate instruments, the carrying amount is a reasonable estimate of fair value.  There is currently a limited market for similar debt instruments and the Company has the option to call the subordinated debentures at an amount close to its par value.

Interest payable

The carrying amount approximates fair value.

Commitments to originate loans, letters of credit and lines of credit

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present credit worthiness of the counterparties.  For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.  The fair value of letters of credit and lines of credit is based on fees currently charged for similar agreements or on the estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date.

The following table presents estimated fair values of the Company’s financial instruments at December 31, 2012 and 2011.

	December 31, 2012			December 31, 2011
	Carrying Amount	Fair Value	Hierarchy Level	Carrying Amount	Fair Value	Hierarchy Level
Financial assets:
Cash and cash equivalents	$41,663,405	$41,663,405	1	$26,574,082	$26,574,082	1
Interest-bearing deposits	-	-	-	5,587,654	5,587,654	2
Held-to-maturity securities	181,042	193,482	2	218,571	235,574	2
Federal Home Loan Bank stock	3,805,500	3,805,500	2	3,846,900	3,846,900	2
Mortgage loans held for sale	2,843,757	2,843,757	2	3,702,849	3,702,849	2
Loans, net	465,531,973	475,374,676	3	478,960,736	485,714,408	3
Interest receivable	2,055,369	2,055,369	2	2,139,320	2,139,320	2
Financial liabilities:
Deposits	500,014,715	500,580,070	2	484,583,665	485,803,947	2
Federal Home Loan Bank advances	68,050,000	72,035,160	2	68,050,000	70,815,606	2
Securities sold under agreements to repurchase	25,000,000	25,114,464	2	25,000,000	25,025,344	2
Subordinated debentures	15,465,000	15,465,000	3	15,465,000	15,465,000	3
Interest payable	399,684	399,684	2	518,881	518,881	2
Unrecognized financial instruments (net of contractual value):
Commitments to extend credit	-	-	-	-	-	-
Unused lines of credit	-	-	-	-	-	-

Note 12 - Significant Estimates And Concentrations	12 Months Ended
Dec. 31, 2012
Concentration Risk Disclosure [Text Block]
NOTE 12:                    SIGNIFICANT ESTIMATES AND CONCENTRATIONS

Accounting principles generally accepted in the United States of America require disclosure of certain significant estimates and current vulnerabilities due to certain concentrations.  Estimates related to the allowance for loan losses are reflected in the footnote regarding loans.  Current vulnerabilities due to certain concentrations of credit risk are discussed in the footnote regarding loans.

The current protracted economic decline continues to present financial institutions with circumstances and challenges which in some cases have resulted in large declines in the fair values of investments and other assets, constraints on liquidity and significant credit quality problems, including severe volatility in the valuation of real estate and other collateral supporting loans.  The financial statements have been prepared using the values and information currently available to the Company.

Given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in asset values, the allowance for loan losses, or capital that could negatively impact the Company’s ability to meet regulatory capital requirements and maintain sufficient liquidity.  Furthermore, the Company’s regulators could require material adjustments to asset values or the allowance for loan losses for regulatory capital purposes that could affect the Company’s measurement of regulatory capital and compliance with the capital adequacy guidelines under the regulatory framework for prompt corrective action.

Note 13 - Benefit Plans	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 13:                    EMPLOYEE BENEFIT PLANS

Equity Plans

On May 26, 2010, the Company’s stockholders voted to approve the Guaranty Federal Bancshares, Inc. 2010 Equity Plan (the ”Plan”).  The Plan provides for the grant of up to 200,000 shares of Common Stock under equity awards including stock options, stock awards, restricted stock, stock appreciation rights, performance units, or other equity-based awards payable in cash or stock to key employees and directors of the Company and the Bank.  As of December 31, 2012, non-incentive stock options for 25,000 shares and restricted stock for 62,785 shares of Common Stock have been granted under the Plan.

In addition, the Company established four stock option plans for the benefit of certain directors, officers and employees of the Company and its subsidiary.  A committee of the Company’s Board of Directors administers the plans.  The stock options under these plans may be either incentive stock options or nonqualified stock options.  Incentive stock options can be granted only to participants who are employees of the Company or its subsidiary.  The option price must not be less than the market value of the Company stock on the date of grant.  All options expire no later than ten years from the date of grant.  The options vest at the rate of 20% per year over a five-year period.

The table below summarizes transactions under the Company’s stock option plans:

	Number of shares
	Incentive Stock Option	Non-Incentive Stock Option	Weighted Average Exercise Price
Balance outstanding as of January 1, 2010	148,750	136,704	$19.40
Granted	46,000	45,000	5.24
Exercised	-	-	-
Forfeited	-	(10,875)	10.50
Balance outstanding as of December 31, 2010	194,750	170,829	16.14
Granted	-	-	-
Exercised	-	-	-
Forfeited	(10,250)	(3,829)	17.51
Balance outstanding as of December 31, 2011	184,500	167,000	16.09
Granted	-	-
Exercised	(2,003)	-	6.18
Forfeited	(7,997)	-	6.18
Balance outstanding as of December 31, 2012	174,500	167,000	$16.38
Options exercisable as of December 31, 2012	130,900	131,000	$18.95

As of December 31, 2012, total outstanding stock options of 341,500 had a remaining contractual life of 3.55 years.

The total intrinsic value of outstanding stock options was $0 at both December 31, 2012 and 2011 and the total intrinsic value of outstanding exercisable stock options was $0 at both December 31, 2012 and 2011.   The total fair value of share awards vested was $306,950 and $237,525 during 2012 and 2011, respectively.

There were no options granted during the years ended December 31, 2012 and 2011.  The fair value of each option granted is estimated on the date of the grant using the Black-Scholes pricing model with the following weighted-average assumptions for 2010.

December 31, 2010
Dividends per share	$-
Risk-free interest rate	2.15%
Expected life of options (years)	5
Weighted-average volatility	42.62%
Weighted-average fair value of options granted during year	$2.04

In January 2012 and 2011, the Company granted restricted stock to directors that was fully vested and thus, expensed in full during the year ended December 31, 2012 and 2011, respectively.  The amount expensed of $110,009 and $100,017 for 2012 and 2011, respectively, represents 18,520 and 16,952 shares of common stock at a market price of $5.94 and $5.90, respectively, at the date of grant.

During 2012, the Company granted 27,313 shares of restricted stock to officers that have a cliff vesting at the end of two years, except for the CEO, who has a three year cliff vesting.  The expense is being recognized over the applicable vesting period.  The amount expensed during 2012 was $79,330.

Total stock-based compensation expense is comprised of expense for restricted stock awards and stock options.  Expense recognized for the years ended December 31, 2012, 2011 and 2010 was $253,017, $186,654 and $109,386, respectively.  As of December 31, 2012, there was $82,892 of unrecognized compensation expense related to nonvested stock options and $119,951 of unrecognized compensation expense related to nonvested restricted stock awards, which will be recognized over the remaining vesting periods.

Employee Stock Ownership Plan

The Bank sponsors an internally-leveraged Employee Stock Ownership Plan (ESOP). All employees are eligible to participate after they attain age twenty-one and complete twelve consecutive months of service during which they work at least 1,000 hours. The ESOP borrowed $3,444,540 from the Company and purchased 344,454 shares of the common stock of the Company. The ESOP debt is secured by shares of the Company. The loan will be repaid from contributions to the ESOP as approved annually by the Bank’s Board of Directors. As the debt is repaid, shares are released from collateral and allocated to employees’ accounts. The shares pledged as collateral are reported as unearned ESOP shares in the consolidated balance sheets. When shares are committed for release, the shares become outstanding for earnings per share computations. Dividends on allocated ESOP shares are recorded as a reduction of retained earnings and may be paid directly to participants or credited to their account; dividends are not paid on unallocated ESOP shares. Compensation expense is recognized ratably based on the average fair value of shares committed to be released. Compensation expense attributed to the ESOP was $153,848, $126,737 and $100,014 for the years ended December 31, 2012, 2011 and 2010, respectively.

The following is a summary of ESOP shares as of December 31, 2012:

Beginning ESOP shares	344,454
Released shares	(321,836)
Shares committed for release	(22,618)
Unreleased shares	-

Fair value of unreleased shares	-

Effective December 31, 2012, the Company’s Board of Directors approved to terminate the ESOP after all shares had been allocated to employees.  Subject to approval from the Internal Revenue Service, the plan will be terminated, all employee accounts will become fully vested and the plan shares will be distributed.

Note 14 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
NOTE 14:                    DERIVATIVE FINANCIAL INSTRUMENTS

The Company recorded all derivative financial instruments at fair value in the financial statements.  Derivatives were used as a risk management tool to hedge the exposure to changes in interest rates or other identified market risks.

When a derivative is intended to be a qualifying hedged instrument, the Company prepares written hedge documentation that designates the derivative as 1) a hedge of fair value of a recognized asset or liability (fair value hedge) or 2) a hedge of a forecasted transaction, such as, the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge).  The written documentation includes identification of, among other items, the risk management objective, hedging instrument, hedged item, and methodologies for assessing and measuring hedge effectiveness and ineffectiveness, along with support for management’s assertion that the hedge will be highly effective.

On November 7, 2008, the Company elected to terminate three interest rate swap agreements with a total notional value of $90 million.  At termination, the swaps had a market value (gain) of approximately $1.7 million.  The gain was deferred and was accreted into income.  The Company recognized $508,746 of this gain in 2010.  As of June 30, 2010, the original gain at termination was fully accreted into income in accordance with the stated maturity date of the original agreement.

Note 15 - Preferred Stock and Common Stock Warrants	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 15:                    PREFERRED STOCK AND COMMON STOCK WARRANTS

On January 30, 2009, as part of the U.S. Department of the Treasury's Troubled Asset Relief Program's Capital Purchase Program (“CPP”), the Company entered into a Securities Purchase Agreement - Standard Terms with the United States Department of the Treasury (the "Treasury") pursuant to which the Company sold to the Treasury 17,000 shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the "Series A Preferred Stock") and issued a ten year warrant (the "Warrant") to purchase 459,459 shares of the Company's common stock (the "Common Stock") for $5.55 per share (the "Warrant Shares") for a total purchase price of $17.0 million (the "Transaction").

The Series A Preferred Stock qualifies as Tier 1 capital and is entitled to cumulative preferred dividends at a rate of 5% per year for the first five years, payable quarterly, and 9% thereafter. The Series A Preferred Stock has a liquidation preference of $1,000 per share, plus accrued and unpaid dividends.  The failure by the Company to pay a total of six quarterly dividends, whether or not consecutive, gives the holders of the Series A Preferred Stock the right to elect two directors to the Company's Board of Directors.

On June 13, 2012, with regulatory approval, the Company redeemed $5 million of the Series A Preferred Stock, including accrued and unpaid dividends of $19,444. The Company may redeem additional shares of the Series A Preferred Stock for $1,000 per share, plus accrued and unpaid dividends, in whole or in part, subject to regulatory approval.

The Company filed a Registration Statement on Form S-1 with the Securities and Exchange Commission during the third quarter of 2012.  The purpose of the filing had been to register the offering by Treasury in an auction of the remaining $12.0 million of the Series A Preferred Stock following the June redemption.  Pursuant to the agreement under which the Series A Preferred Stock had been sold to Treasury, Treasury had the right to compel the Company to register the sale by Treasury of all or any portion of the Series A Preferred Stock.  After the auction terminated in accordance with its terms, Treasury decided not to accept the two bids submitted offering to purchase a portion of the Series A Preferred Stock for 92% of their liquidation value.  Accordingly, Treasury continues to own all of the issued and outstanding $12.0 million of Series A Preferred Stock and the Warrant.

The Warrant is exercisable immediately upon issuance and expires in ten years. The Warrant has anti-dilution protections and certain other protections for the holder of the Warrant, as well as potential registration rights upon written request from the Treasury.  The Treasury has agreed not to exercise voting rights with respect to the Warrant Shares that it may acquire upon exercise of the Warrant. If the Series A Preferred Stock is redeemed in whole, the Company has the right to purchase any shares of the Common Stock held by the Treasury at their fair market value at that time.

The Company is subject to certain contractual restrictions under the CPP and the Certificate of Designations for the Series A Preferred Stock that could prohibit the Company from declaring or paying dividends on its common stock or the Series A Preferred Stock.

The proceeds from the CPP were allocated between the Series A Preferred Stock and the Warrant based on a fair value assigned using a discounted cash flow model.  This resulted in an initial value of $15,622,189 for the Series A Preferred Stock and $1,377,811 for the Warrants.  The discount of approximately $1.4 million on the Series A Preferred Stock is being accreted over the straight-line method (which approximates the level-yield method) over five years ending February 28, 2014.

On February 17, 2009, the American Recovery and Reinvestment Act of 2009 (the “ARRA”) was signed into law.  The ARRA imposes certain additional executive compensation and corporate expenditure limits on all current and future CPP recipients.  These limits are in addition to those previously imposed by the Treasury under the Emergency Economic Stabilization Act of 2008 (the “EESA”).  The Treasury released an interim final rule (the “IFR”) on TARP standards for compensation and corporate governance on June 10, 2009, which implemented and further expanded the limitations and restrictions imposed by EESA and ARRA.  The IFR applies to the Company as of the date of publication in the Federal Register on June 15, 2009, but was subject to comment which ended on August 14, 2009.  The Treasury has not yet published a final version of the IFR.

As a result of the Company’s participation in the CPP, the restrictions and standards established under EESA and ARRA are applicable to the Company.  Neither the ARRA nor the EESA restrictions shall apply to any CPP recipient, including the Company, at such time that the federal government no longer holds any of the Company’s Series A Preferred Stock.

Note 16 - Other Expenses	12 Months Ended
Dec. 31, 2012
Other Income and Other Expense Disclosure [Text Block]
NOTE 16:                    OTHER EXPENSES

Other expenses for the years ended December 31, 2012, 2011 and 2010 were as follows:

	December 31, 2012	December 31, 2011	December 31, 2010
Directors compensation	$235,478	$215,980	$178,376
Outside services	62,675	55,000	55,000
Legal expense	471,363	628,444	444,904
Deposit expense	219,778	73,712	44,864
Office supplies	81,814	94,002	109,424
Telephone	114,182	116,826	107,738
Postage	157,986	165,837	172,792
Insurance	87,436	74,287	68,628
Supervisory exam	57,109	58,609	60,115
Accounting	256,850	149,475	165,000
Organization dues	118,653	118,568	114,037
Loan expense	239,701	307,021	427,775
Mortgage buyback	147,119	-	-
Contributions	40,000	40,118	40,140
ATM expense	231,893	219,329	200,224
Federal and state tax credits amortization	885,478	676,700	480,322
Other operating	400,527	517,036	544,083

	$3,808,042	$3,510,944	$3,213,422

Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 17:                    RELATED PARTY TRANSACTIONS

In the ordinary course of business, the Bank has granted loans to executive officers and directors and their affiliates.  Annual activity consisted of the following:

	Year ended December 31,
	2012	2011	2010

Balance, beginning of year	$5,794,896	$5,982,120	$6,829,498
New Loans	464,400	650,095	-
Repayments	(164,288)	(837,319)	(847,378)

Balance, end of year	$6,095,008	$5,794,896	$5,982,120

 In management's opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms as those prevailing at the time for comparable transactions with other persons.  Further, in management's opinion, these loans did not involve more than normal risk of collectability or present other unfavorable features.

Note 18 - Commitments And Credit Risk	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 18:                    COMMITMENTS AND CREDIT RISK

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since a portion of the commitments may expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The Bank evaluates each customer's credit worthiness on a case-by-case basis.  The amount of collateral obtained, if deemed necessary by the Bank upon extension of credit, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include accounts receivable, inventory, property and equipment, commercial real estate and residential real estate.

As of December 31, 2012 and 2011, the Bank had outstanding commitments to originate fixed-rate mortgage loans of approximately $9,217,000 and $10,955,000, respectively.  The commitments extend over varying periods of time with the majority being disbursed within a thirty-day period.

Standby letters of credit are irrevocable conditional commitments issued by the Bank to guarantee the performance of a customer to a third party.  Financial standby letters of credit are primarily issued to support public and private borrowing arrangements, including commercial paper, bond financing and similar transactions.  Performance standby letters of credit are issued to guarantee performance of certain customers under non-financial contractual obligations.  The credit risk involved in issuing standby letters of credit is essentially the same as that involved in extending loans to customers.  Fees for letters of credit are initially recorded by the Bank as deferred revenue and are included in earnings at the termination of the respective agreements.  Should the Bank be obligated to perform under the standby letters of credit, the Bank may seek recourse from the customer for reimbursement of amounts paid.

The Bank had total outstanding standby letters of credit amounting to $13,930,000 and $14,233,000 as of December 31, 2012 and 2011, respectively, with terms ranging from 1 year to 5 years.

The Bank has confirming letters of credit from the FHLB issued to enhance Bank issued letters of credit granted to various customers for industrial revenue bond issues.  As of December 31, 2012 and 2011, these letters of credit aggregated approximately $9,934,000 and $10,656,000.

Lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Lines of credit generally have fixed expiration dates.  Since a portion of the line may expire without being drawn upon, the total unused lines do not necessarily represent future cash requirements.  Each customer's credit worthiness is evaluated on a case-by-case basis.  The amount of collateral obtained, if deemed necessary, is based on management's credit evaluation of the counterparty.  Collateral held varies but may include accounts receivable, inventory, property and equipment, commercial real estate and residential real estate.  Management uses the same credit policies in granting lines of credit as it does for on balance sheet instruments.

As of December 31, 2012 and 2011, unused lines of credit to borrowers aggregated approximately $33,897,000 and $36,931,000, respectively, for commercial lines and $15,306,000 and $17,625,000, respectively, for open-end consumer lines.

Note 19 - Condensed Parent Company Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 19:                    CONDENSED PARENT COMPANY STATEMENTS

The condensed balance sheets as of December 31, 2012 and 2011, and statements of income and cash flows for the years ended December 31, 2012, 2011 and 2010 for the parent company, Guaranty Federal Bancshares, Inc., are as follows:

Balance Sheets	December 31,
	2012	2011
Assets
Cash	$681,509	$781,432
Available-for-sale securities	70,914	62,262
Due from subsidiary	20,795	21,295
Investment in subsidiary	64,069,125	67,649,693
Investment in Capital Trust I & II	465,000	465,000
Prepaid expenses and other assets	35,579	183,508
Refundable income taxes	1,152,319	717,319
Deferred income taxes	2,592	5,793
	$66,497,833	$69,886,302
Liabilities
Subordinated debentures	$15,465,000	$15,465,000
Accrued expenses and other liabilities	164,263	186,455

Stockholders' equity
Series A preferred stock	11,789,276	16,425,912
Common stock	678,180	677,980
Common stock warrants	1,377,811	1,377,811
Additional paid-in capital	58,267,529	58,333,614
Unearned ESOP shares	-	(204,930)
Retained earnings	39,324,292	38,456,991
Unrealized appreciation on available-for-sale securities, net	800,826	791,285
Treasury stock	(61,369,344)	(61,623,816)
	$66,497,833	$69,886,302

Statements of Income	Years ended December 31,
	2012	2011	2010

Income
Dividends from subsidiary bank	$6,500,000	$1,000,000	$-
Interest income:
Related party	8,471	14,753	25,933
Other	19,510	18,369	30,783
	6,527,981	1,033,122	56,716
Expense
Interest expense:
Related party	556,159	610,929	1,023,783
Other	878,305	462,971	463,502
	1,434,464	1,073,900	1,487,285
Income (loss) before income taxes and equity in undistributed income (loss) of subsidiaries	5,093,517	(40,778)	(1,430,569)
Credit for income taxes	(435,000)	(349,000)	(480,000)
Income (loss) before equity in undistributed earnings of subsidiaries	5,528,517	308,222	(950,569)
Equity in undistributed income (distribution in excess of income) of subsidiaries	(3,584,658)	3,527,417	2,081,340
Net income	$1,943,859	$3,835,639	$1,130,771

Statements of Cash Flows	Years ended December 31,
	2012	2011	2010

Cash Flows From Operating Activities

Net income	$1,943,859	$3,835,639	$1,130,771
Items not requiring (providing) cash:
(Equity in undistributed income) distributions in excess of income of subsidiaries	3,584,658	(3,527,417)	(2,081,340)
Deferred income taxes	-	38,834	-
Release of ESOP shares	153,848	126,737	100,014
Stock award plan expense	253,017	186,654	109,386
Changes in:
Prepaid expenses and other assets	147,929	104,176	103,787
Income taxes payable/refundable	(435,000)	(217,833)	(104,143)
Accrued expenses	9,058	(59,682)	(18,376)
Net cash provided by (used in) operating activities	5,657,369	487,108	(759,901)

Cash Flows From Financing Activities
Stock options exercised	12,388	-	-
Cash dividends paid on common and preferred stock	(744,444)	(850,000)	(850,000)
Treasury stock purchased	(25,736)	(53,230)	(6,540)
Repayment of advances from subsidiary	500	-	900
Redemption of preferred stock	(5,000,000)	-	-
Net cash used in financing activities	(5,757,292)	(903,230)	(855,640)

Decrease in cash	(99,923)	(416,122)	(1,615,541)

Cash, beginning of year	781,432	1,197,553	2,813,094

Cash, end of year	$681,509	$781,431	$1,197,553

Statements of Comprehensive Income	Years ended December 31,
	2012	2011	2010
NET INCOME	$1,943,859	$3,835,639	$1,130,771
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain on investment securities available-for-sale, before income taxes	8,652	(15,658)	12,872
Income tax expense (credit) related to other items of comprehensive income	3,200	(5,794)	4,763
Other comprehensive income (loss)	5,452	(9,864)	8,109
Comprehensive income (loss) of Bank	4,089	(1,041,855)	138,393
TOTAL COMPREHENSIVE INCOME	$1,953,400	$2,783,920	$1,277,273

Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Accounting, Policy [Policy Text Block]
Nature of Operations

The Company operates as a one-bank holding company. The Bank is primarily engaged in providing a full range of banking and mortgage services to individual and corporate customers in southwest Missouri.  The Bank is subject to competition from other financial institutions.  The Company and the Bank are also subject to the regulation of certain federal and state agencies and receive periodic examinations by those regulatory authorities.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, the Bank.  All significant intercompany profits, transactions and balances have been eliminated in consolidation.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans and fair values.  In connection with the determination of the allowance for loan losses and the valuation of foreclosed assets held for sale, management obtains independent appraisals for significant properties.

Marketable Securities, Policy [Policy Text Block]
Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost.  Securities not classified as held to maturity are classified as “available-for-sale” and are carried at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income.  Purchase premiums are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below carrying value when the Company does not intend to sell a debt security, and it is more likely than not, the Company will not have to sell the security before a recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

The Company’s consolidated  statements of income reflect the full impairment (that is, the difference between the security’s amortized cost basis and fair value) on debt securities that the Company intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis.  For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income.  The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security as projected based on cash flow projections.

Finance, Loan and Lease Receivables, Held-for-sale, Policy [Policy Text Block]
Mortgage Loans Held for Sale

Mortgage loans held for sale are carried at the lower of cost or fair value, determined using an aggregate basis.  Write-downs to fair value are recognized as a charge to earnings at the time a decline in value occurs.  Forward commitments to sell mortgage loans are sometimes acquired to reduce market risk on mortgage loans in the process of origination and mortgage loans held for sale.  Gains and losses resulting from sales of mortgage loans are recognized when the respective loans are sold to investors.  Gains and losses are determined by the difference between the selling price and the carrying amounts of the loans sold, and are recorded in noninterest income.  Direct loan origination costs and fees are deferred at origination of the loan and are recognized in noninterest income upon sale of the loan.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loans

For loans amortized at cost, interest income is accrued based on the unpaid principal balance.  Loan origination fees net of certain direct origination costs, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Past due status is based on contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectibility of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated and general components.  The allocated component relates to loans that are classified as impaired.  For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers nonclassified loans and is based on historical charge-off experience and expected loss given default derived from the Bank’s internal risk rating process.  Other adjustments may be made to the allowance for pools of loans after an assessment of internal or external influences on credit quality that are not fully reflected in the historical loss or risk rating data.

A loan is considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans.

Finance, Loan and Lease Receivables, Held for Investments, Foreclosed Assets Policy [Policy Text Block]
Foreclosed Assets Held for Sale

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less estimated cost to sell.  Revenue and expenses from operations and changes in the valuation allowance are included in net expenses from foreclosed assets.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment

Depreciable assets are stated at cost less accumulated depreciation.  Depreciation is charged to expense using the straight-line and accelerated methods over the estimated useful lives of the assets.  The estimated useful lives for each major depreciable classification of premises and equipment are as follows:

Buildings and improvements (years)	35	-	40
Furniture and fixtures and vehicles (years)	3	-	10

Bank Owned Life Insurance Policy [Policy Text Block]
Bank Owned Life Insurance

Bank owned life insurance policies are carried at their cash surrender value.  The Company recognizes tax-free income from the periodic increases in cash surrender value of these policies and from death benefits.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes).  The income tax accounting guidance results in two components of income tax expense: current and deferred.  Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues.  The Company determines deferred income taxes using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.

Deferred income tax expense results from changes in deferred tax assets and liabilities between periods.  Deferred tax assets are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination.  The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any.  A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.  The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes interest and penalties on income taxes as a component of income tax expense.

The Company files consolidated income tax returns with its subsidiary.  With a few exceptions, the Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2009.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

The Company considers all liquid investments with original maturities of three months or less to be cash equivalents.  At December 31, 2012 and 2011, the Company had no cash equivalents.

Pursuant to legislation enacted in 2010, the FDIC fully insured all noninterest-bearing transaction accounts beginning December 31, 2010, through December 31, 2012, at all FDIC-insured institutions.  This legislation expired on December 31, 2012.  Beginning January 1, 2013, noninterest-bearing transaction accounts are subject to the $250,000 limit on FDIC insurance per covered institution.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restriction on Cash and Due From Banks

The Company is required to maintain reserve funds in cash and/or on deposit with the Federal Reserve Bank.  The reserve required on December 31, 2012 and 2011, was $6,645,000 and $7,899,000, respectively.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income

Comprehensive income consists of net income and other comprehensive income (loss), net of applicable income taxes.  Other comprehensive income (loss) includes unrealized appreciation (depreciation) on available-for-sale securities, unrealized appreciation (depreciation) on available-for-sale securities for which a portion of an other-than-temporary impairment has been recognized in income, unrealized appreciation (depreciation) on held-to-maturity securities for which a portion of an other-than-temporary impairment has been recognized in income, and unrealized gains on interest rate swaps.

Regulatory Capital Requirements under Banking Regulations [Text Block]
Regulatory Matters

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct and material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.  Furthermore, the Company’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below).  Management believes, as of December 31, 2012 and 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the Missouri Division of Finance and the Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier I risk-based and Tier I leverage ratios as set forth in the following table.  There are no conditions or events since that notification that management believes have changed the Company’s or the Bank’s category.

The Company’s and the Bank's actual capital amounts and ratios are also presented in the table.  No amount was deducted from capital for interest-rate risk.  Dollar amounts are expressed in thousands.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$65,047	9.9%	$26,256	4.0%	n/a	n/a
Bank	$63,249	9.7%	$26,193	4.0%	$32,742	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$65,047	13.2%	$19,642	4.0%	n/a	n/a
Bank	$63,249	12.9%	$19,601	4.0%	$29,402	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$71,201	14.5%	$39,284	8.0%	n/a	n/a
Bank	$69,407	14.2%	$39,202	8.0%	$49,003	10.0%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$68,419	10.4%	$26,256	4.0%	n/a	n/a
Bank	$66,834	10.2%	$26,249	4.0%	$32,811	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$68,419	13.2%	$20,755	4.0%	n/a	n/a
Bank	$66,834	12.9%	$20,730	4.0%	$31,095	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$74,948	14.4%	$41,511	8.0%	n/a	n/a
Bank	$73,363	14.2%	$41,460	8.0%	$51,825	10.0%

The amount of dividends that the Company and Bank may pay is subject to various regulatory limitations.  As of December 31, 2012 and 2011 the Company and Bank exceeded their minimum capital requirements.  The Bank may not pay dividends which would reduce capital below the minimum requirements shown above.

Segment Reporting, Policy [Policy Text Block]
Segment Information

The principal business of the Company is overseeing the business of the Bank.  The Company has no significant assets other than its investment in the Bank. The banking operation is the Company’s only reportable segment.  The banking segment is principally engaged in the business of originating mortgage loans secured by one-to-four family residences, multi-family, construction, commercial and consumer loans.  These loans are funded primarily through the attraction of deposits from the general public, borrowings from the Federal Home Loan Bank and brokered deposits. Selected information is not presented separately for the Company’s reportable segment, as there is no material difference between that information and the corresponding information in the consolidated financial statements.

Commitments and Contingencies, Policy [Policy Text Block]
General Litigation

The Company and the Bank, from time to time, may be parties to ordinary routine litigation, which arises in the normal course of business, such as claims to enforce liens, and condemnation proceedings, on properties in which the Bank holds security interests, claims involving the making and servicing of real property loans, and other issues incident to the business of the Company and the Bank.  After reviewing pending and threatened litigation with legal counsel, management believes that as of December 31, 2012, the outcome of any such litigation will not have a material adverse effect on the Company’s results of operations.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Common Share

The computation for earnings per common share for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010

Net income available to common shareholders	$867,298	$2,710,076	$5,208
Average common shares outstanding	2,715,186	2,675,654	2,644,355
Effect of dilutive securities	144,743	826	-
Average diluted shares outstanding	2,859,929	2,676,480	2,644,355
Basic income per common share	$0.32	$1.01	$0.00
Diluted income per common share	$0.30	$1.01	$0.00

Stock options to purchase 201,500, 351,500 and 365,579 shares of common stock were outstanding during the years ended December 31, 2012, 2011 and 2010, respectively, but were not included in the computation of diluted income per common share because their exercise price was greater than the average market price of the common shares.

Stock warrants to purchase 459,459 shares of common stock were outstanding during the years ended December 31, 2012 and 2011 and were included in the computation of diluted income per common share because their exercise price was less than the average market price of the common shares during the period.  These warrants were also outstanding during 2010 but were not included in the computation of diluted income per common share because their exercise price was greater than the average market price of the common shares.

Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Estimated Useful Lives of Depreciable Assets [Table Text Block]
Buildings and improvements (years)	35	-	40
Furniture and fixtures and vehicles (years)	3	-	10

Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$65,047	9.9%	$26,256	4.0%	n/a	n/a
Bank	$63,249	9.7%	$26,193	4.0%	$32,742	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$65,047	13.2%	$19,642	4.0%	n/a	n/a
Bank	$63,249	12.9%	$19,601	4.0%	$29,402	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$71,201	14.5%	$39,284	8.0%	n/a	n/a
Bank	$69,407	14.2%	$39,202	8.0%	$49,003	10.0%
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011

Tier 1 (core) capital, and ratio to adjusted total assets
Company	$68,419	10.4%	$26,256	4.0%	n/a	n/a
Bank	$66,834	10.2%	$26,249	4.0%	$32,811	5.0%

Tier 1 (core) capital, and ratio to risk-weighted assets
Company	$68,419	13.2%	$20,755	4.0%	n/a	n/a
Bank	$66,834	12.9%	$20,730	4.0%	$31,095	6.0%

Total risk-based capital, and ratio to risk-weighted assets
Company	$74,948	14.4%	$41,511	8.0%	n/a	n/a
Bank	$73,363	14.2%	$41,460	8.0%	$51,825	10.0%

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010

Net income available to common shareholders	$867,298	$2,710,076	$5,208
Average common shares outstanding	2,715,186	2,675,654	2,644,355
Effect of dilutive securities	144,743	826	-
Average diluted shares outstanding	2,859,929	2,676,480	2,644,355
Basic income per common share	$0.32	$1.01	$0.00
Diluted income per common share	$0.30	$1.01	$0.00

Note 2 - Securities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2012
Equity Securities	$102,212	$306	$(31,604)	$70,914
Debt Securities:
U. S. government agencies	38,188,554	202,213	(39,706)	38,351,061
Municipals	10,212,376	250,269	(84,456)	10,378,189
Corporates	1,839,976	67,889	-	1,907,865
Government sponsored mortgage-backed securities	50,366,374	1,304,242	(398,001)	51,272,615
	$100,709,492	$1,824,919	$(553,767)	$101,980,644
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2011
Equity Securities	$102,212	$-	$(39,950)	$62,262
Debt Securities:
U. S. government agencies	34,668,833	122,093	(64,264)	34,726,662
U. S. treasuries	2,037,168	5,469	-	2,042,637
Municipals	4,049,701	138,736	(44,038)	4,144,399
Government sponsored mortgage-backed securities	38,950,955	1,148,789	(10,826)	40,088,918
	$79,808,869	$1,415,087	$(159,078)	$81,064,878

Available-for-sale Securities [Table Text Block]
	Amortized Cost	Approximate Fair Value
Within one year	$500,000	$500,675
1-5 years	12,082,163	12,224,858
5-10 years	30,436,756	30,567,166
After ten years	7,221,987	7,344,416
Government sponsored mortgage-backed securities not due on a single maturity date	50,366,374	51,272,615
	$100,607,280	$101,909,730

Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2012
Debt Securities:
Government sponsored mortgage-backed securities	$181,042	$12,440	$-	$193,482
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2011
Debt Securities:
Government sponsored mortgage-backed securities	$218,571	$17,003	$-	$235,574

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2012

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$-	$-	$39,930	$(31,604)	$39,930	$(31,604)
U. S. government agencies	7,298,687	(39,706)	-	-	7,298,687	(39,706)
Municipals	2,648,047	(76,318)	538,300	(8,138)	3,186,347	(84,456)
Government sponsored mortgage-backed securities	19,596,531	(398,001)	-	-	19,596,531	(398,001)
	$29,543,265	$(514,025)	$578,230	$(39,742)	$30,121,495	$(553,767)
	December 31, 2011

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$26,316	$(4,361)	$35,946	$(35,589)	$62,262	$(39,950)
U. S. government agencies	21,351,961	(64,264)	-	-	21,351,961	(64,264)
Municipals	1,045,521	(44,038)	-	-	1,045,521	(44,038)
Government sponsored mortgage-backed securities	7,307,132	(10,826)	-	-	7,307,132	(10,826)
	$29,730,930	$(123,489)	$35,946	$(35,589)	$29,766,876	$(159,078)

Held to Maturity Maturities [Member]
Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Approximate Fair Value

Government sponsored mortgage-backed securities not due on a single maturity date	$181,042	$193,482

Note 3 - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
	December 31,
	2012	2011
Real estate - residential mortgage:
One to four family units	$2,280,856	$1,671,245
Multi-family	-	-
Real estate - construction	6,274,241	8,514,187
Real estate - commercial	3,663,771	4,082,416
Commercial loans	2,793,457	2,377,081
Consumer and other loans	318,963	357,060
Total	$15,331,288	$17,001,989

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2012
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	3	$1,317,070	$1,689,268
Multi-family	-	-	-
Real estate - construction	3	7,626,970	8,193,713
Real estate - commercial	2	2,316,745	2,316,745
Commercial loans	2	2,270,030	1,844,113
Consumer and other loans	-	-	-
Total	10	$13,530,815	$14,043,839
	December 31, 2011
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	-	$-	$-
Multi-family	-	-	-
Real estate - construction	3	8,526,970	8,925,340
Real estate - commercial	3	6,526,382	4,591,406
Commercial loans	-	-	-
Consumer and other loans	-	-	-
Total	6	$15,053,352	$13,516,746

Financing Receivable Credit Quality Indicators [Table Text Block]
As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$35,775	$156,448	$94,209	$45,133	$88,230	$15,840	$435,635
Special Mention	6,868	4,976	1,636	1,272	2,255	93	17,100
Substandard	5,581	6,337	3,507	-	4,742	784	20,951
Doubtful	693	-	30	-	-	-	723
Total	$48,917	$167,761	$99,382	$46,405	$95,227	$16,717	$474,409
As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$27,646	$162,019	$91,503	$42,668	$80,529	$19,522	$423,887
Special Mention	6,372	20,406	3,214	498	2,183	309	32,982
Substandard	10,894	12,431	3,314	-	5,376	927	32,942
Total	$44,912	$194,856	$98,031	$43,166	$88,088	$20,758	$489,811

Loan Balance by Category [Member]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011
Real estate - residential mortgage:
One to four family units	$99,381,934	$98,030,718
Multi-family	46,405,034	43,165,695
Real estate - construction	48,917,296	44,912,049
Real estate - commercial	167,760,850	194,856,374
Commercial loans	95,226,762	88,088,580
Consumer and other loans	16,716,858	20,758,027
Total loans	474,408,734	489,811,443
Less:
Allowance for loan losses	(8,740,325)	(10,613,145)
Deferred loan fees/costs, net	(136,436)	(237,562)
Net loans	$465,531,973	$478,960,736

Aging of Loans [Member]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$52	$4	$-	$56	$99,326	$99,382	$-
Multi-family	-	-	-	-	46,405	46,405	-
Real estate - construction	22	28	640	690	48,227	48,917	-
Real estate - commercial	-	352	-	352	167,409	167,761	-
Commercial loans	10	610	785	1,405	93,822	95,227	-
Consumer and other loans	57	-	-	57	16,660	16,717	-
Total	$141	$994	$1,425	$2,560	$471,849	$474,409	$-
As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$5	$206	$33	$244	$97,787	$98,031	$-
Multi-family	-	-	-	-	43,166	43,166	-
Real estate - construction	728	-	157	885	44,027	44,912	-
Real estate - commercial	167	-	1,193	1,360	193,496	194,856	-
Commercial loans	32	-	548	580	87,508	88,088	-
Consumer and other loans	14	18	20	52	20,706	20,758	-
Total	$946	$224	$1,951	$3,121	$486,690	$489,811	$-

Recorded Investment in Loans [Member]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Provision charged to expense	1,324	683	(179)	(106)	5,090	(81)	(781)	$5,950
Losses charged off	(1,335)	(985)	(265)	-	(5,547)	(73)	-	$(8,205)
Recoveries	28	94	25	-	198	37	-	$382
Balance, end of year	$2,525	$2,517	$1,316	$284	$1,689	$255	$154	$8,740
Ending balance: individually evaluated for impairment	$608	$180	$90	$-	$441	$48	$-	$1,367
Ending balance: collectively evaluated for impairment	$2,087	$2,167	$1,226	$284	$1,248	$207	$154	$7,373
Loans:
Ending balance: individually evaluated for impairment	$6,275	$5,673	$2,360	$-	$2,555	$414	$-	$17,277
Ending balance: collectively evaluated for impairment	$42,642	$162,088	$97,022	$46,405	$92,672	$16,303	$-	$457,132
As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Provision charged to expense	265	2,123	943	(138)	505	(1,283)	935	$3,350
Losses charged off	(2,381)	(2,744)	(966)	-	(1,362)	(322)	-	$(7,775)
Recoveries	77	221	45	-	322	1,290	-	$1,955
Balance, end of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Ending balance: individually evaluated for impairment	$1,355	$659	$127	$-	$399	$72	$-	$2,612
Ending balance: collectively evaluated for impairment	$1,153	$2,066	$1,608	$390	$1,549	$300	$935	$8,001
Loans:
Ending balance: individually evaluated for impairment	$8,515	$5,019	$1,819	$-	$3,048	$653	$-	$19,054
Ending balance: collectively evaluated for impairment	$36,397	$189,837	$96,212	$43,166	$85,040	$20,105	$-	$470,757
As of December 31, 2010
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
Allowance for loan losses:	(In Thousands)
Balance, beginning of year	$2,810	$2,923	$1,646	$393	$3,554	$2,750	$-	$14,076
Provision charged to expense	5,620	563	948	135	716	(2,782)	-	$5,200
Losses charged off	(3,893)	(373)	(906)	-	(1,847)	(366)	-	$(7,385)
Recoveries	10	12	25	-	60	1,085	-	$1,192
Balance, end of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Ending balance: individually evaluated for impairment	$3,134	$1,384	$149	$-	$1,052	$307	$-	$6,026
Ending balance: collectively evaluated for impairment	$1,413	$1,741	$1,564	$528	$1,431	$380	$-	$7,057
Loans:
Ending balance: individually evaluated for impairment	$9,281	$5,150	$3,363	$-	$8,409	$1,008	$-	$27,211
Ending balance: collectively evaluated for impairment	$54,027	$190,740	$99,689	$44,138	$77,019	$22,418	$-	$488,031

Recorded Investment in Impaired Loans [Member]
Impaired Financing Receivables [Table Text Block]
As of December 31, 2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$2,245	$2,271	$-	$1,961	$20
Multi-family	-	-	-	-	-
Real estate - construction	5,015	5,575	-	3,528	-
Real estate - commercial	2,430	2,755	-	4,054	65
Commercial loans	318	689	-	1,831	17
Consumer and other loans	103	103	-	266	11
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$115	$130	$90	$315	$-
Multi-family	-	-	-	-	-
Real estate - construction	1,260	1,260	608	3,316	-
Real estate - commercial	3,243	3,243	180	6,913	-
Commercial loans	2,237	2,237	441	3,408	-
Consumer and other loans	311	311	48	307	-
Total
Real estate - residential mortgage:
One to four family units	$2,360	$2,401	$90	$2,276	$20
Multi-family	-	-	-	-	-
Real estate - construction	6,275	6,835	608	6,844	-
Real estate - commercial	5,673	5,998	180	10,967	65
Commercial loans	2,555	2,926	441	5,239	17
Consumer and other loans	414	414	48	573	11
Total	$17,277	$18,574	$1,367	$25,899	$113
As of December 31, 2011
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$1,424	$1,424	$-	$2,373	$50
Multi-family	-	-	-	-	-
Real estate - construction	1,181	1,181	-	3,705	-
Real estate - commercial	4,646	5,985	-	4,609	57
Commercial loans	1,148	1,459	-	1,573	55
Consumer and other loans	376	376	-	458	37
Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$395	$421	$127	$1,396	$-
Multi-family	-	-	-	-	-
Real estate - construction	7,334	7,854	1,355	7,697	-
Real estate - commercial	373	373	659	2,189	-
Commercial loans	1,900	1,900	399	2,790	-
Consumer and other loans	277	277	72	381	-
Total
Real estate - residential mortgage:
One to four family units	$1,819	$1,845	$127	$3,769	$50
Multi-family	-	-	-	-	-
Real estate - construction	8,515	9,035	1,355	11,402	-
Real estate - commercial	5,019	6,358	659	6,798	57
Commercial loans	3,048	3,359	399	4,363	55
Consumer and other loans	653	653	72	839	37
Total	$19,054	$21,250	$2,612	$27,171	$199

Modification Type [Member]
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2012
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$305,600	$1,383,668	$-	$1,689,268
Multi-family	-	-	-	-
Real estate - construction	6,884,800	1,308,913	-	8,193,713
Real estate - commercial	-	391,745	1,925,000	2,316,745
Commercial loans	-	1,844,113	-	1,844,113
Consumer and other loans	-	-	-	-
Total	$7,190,400	$4,928,439	$1,925,000	$14,043,839
	December 31, 2011
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$-	$-	$-	$-
Multi-family	-	-	-	-
Real estate - construction	6,884,800	2,040,540	-	8,925,340
Real estate - commercial	-	-	4,591,406	4,591,406
Commercial loans	-	-	-	-
Consumer and other loans	-	-	-	-
Total	$6,884,800	$2,040,540	$4,591,406	$13,516,746

Note 4 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	December 31,	December 31,
	2012	2011
Land	$2,250,789	$2,250,789
Buildings and improvements	11,812,386	11,860,040
Automobile	16,479	16,479
Furniture, fixtures and equipment	9,000,767	8,343,157
Leasehold improvements	271,799	271,799
	23,352,220	22,742,264
Less accumulated depreciation	(12,065,810)	(11,318,442)
Net premises and equipment	$11,286,410	$11,423,822

Note 7 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Deposits [Table Text Block]
	December 31, 2012			December 31, 2011
	Weighted Average Rate	Balance	Percentage of Deposits	Weighted Average Rate	Balance	Percentage of Deposits

Demand	0.00%	$48,862,874	9.8%	0.00%	$56,315,467	11.6%
NOW	0.41%	86,422,323	17.3%	0.56%	81,804,342	16.9%
Money market	0.63%	191,054,957	38.2%	0.77%	169,759,166	35.0%
Savings	0.14%	23,659,368	4.7%	0.44%	21,295,855	4.4%
	0.45%	349,999,522	70.0%	0.56%	329,174,830	67.9%
Certificates:
0% - 1.99%	0.93%	139,257,653	27.9%	1.08%	127,813,801	26.4%
2.00% - 3.99%	2.59%	7,049,432	1.4%	2.88%	15,059,924	3.1%
4.00% - 6.00%	5.03%	3,708,108	0.7%	5.05%	12,535,110	2.6%
	1.11%	150,015,193	30.0%	1.57%	155,408,835	32.1%
Total Deposits	0.65%	$500,014,715	100.0%	0.89%	$484,583,665	100.0%

Summary of Certificates of Deposits by Maturity [Table Text Block]
2013	$90,458,398
2014	32,391,050
2015	14,397,163
2016	7,192,495
2017	5,067,428
Thereafter	508,659
$150,015,193

Summary of Interest Expense on Deposits [Table Text Block]
	Years ended December 31,
	2012	2011	2010

NOW and Money Market accounts	$2,011,796	$2,580,341	$3,968,205
Savings accounts	80,968	118,432	140,382
Certificate accounts	1,999,060	3,099,265	5,536,701
Early withdrawal penalties	(15,630)	(19,775)	(17,155)
	$4,076,194	$5,778,263	$9,628,133

Note 8 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
	December 31, 2012		December 31, 2011

Maturity Date	Amount	Weighted Average Rate	Amount	Weighted Average Rate
2013	15,700,000	2.14%	15,700,000	2.14%
2015	250,000	4.66%	250,000	4.66%
2018	50,000,000	2.14%	50,000,000	2.14%
2019	2,100,000	4.87%	2,100,000	4.87%
	$68,050,000	2.23%	$68,050,000	2.23%

Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Years Ended December 31,
	2012	2011	2010

Taxes currently payable	$(292,122)	$(246,017)	$160,989
Deferred income taxes	160,784	949,122	(217,737)
	$(131,338)	$703,105	$(56,748)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2012	December 31, 2011
Deferred tax assets:
Allowances for loan losses	$3,233,920	$3,926,864
Writedowns on foreclosed assets held for sale	897,297	589,773
State low income housing tax credits	1,645,379	1,708,621
Federal low income housing tax and other credits	740,276	478,223
Deferred loan fees/costs	50,481	87,898
Other	241,658	241,658
	6,809,011	7,033,037
Deferred tax liabilities:
FHLB stock dividends	(120,632)	(120,632)
Unrealized appreciation on available-for-sale securities	(470,326)	(473,711)
Accumulated depreciation	(175,448)	(175,448)
Other	(77,298)	(68,310)
	(843,704)	(838,101)
Deferred tax asset before valuation allowance	5,965,307	6,194,936
Valuation allowance:
Beginning balance	(1,708,621)	(1,476,757)
Decrease from sale of state low income housing tax credits	375,415	-
Increase for state low income housing tax credits generated	(312,173)	(231,864)
Ending balance	(1,645,379)	(1,708,621)
Net deferred tax asset	$4,319,928	$4,486,315

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended December 31,

	2012	2011	2010
Computed at statutory rate	34.0%	34.0%	34.0%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(33.1%)	(17.8%)	(83.7%)
ESOP	(3.3%)	(5.6%)	(4.4%)
Cash surrender value of life insurance	(7.9%)	(7.1%)	(8.0%)
Valuation allowance	(3.5%)	5.1%	64.3%
Other	6.6%	6.9%	(7.5%)
Actual tax provision (credit)	(7.2%)	15.5%	(5.3%)

Note 11 - Disclosures about Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
As of December 31, 2012
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$71	$-	$-	$71
Debt securities:
U.S. government agencies	-	38,351	-	38,351
U.S. corporate	-	1,908	-	1,908
Municipals	-	10,378	-	10,378
Government sponsored mortgage-backed securities	-	51,273	-	51,273
Available-for-sale securities	$71	$101,910	$-	$101,981
As of December 31, 2011
Financial assets:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Equity securities:
Other	$62	$-	$-	$62
Debt securities:
U.S. government agencies	-	34,727	-	34,727
U. S. treasuries	2,043	-	-	2,043
Municipals	-	4,144	-	4,144
Government sponsored mortgage-backed securities	-	40,089	-	40,089
Available-for-sale securities	$2,105	$78,960	$-	$81,065

Fair Value Measurements, Nonrecurring [Table Text Block]
Impaired loans:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2012	$-	$-	$10,557	$10,557

December 31, 2011	$-	$-	$11,243	$11,243
Foreclosed assets held for sale:
	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
December 31, 2012	$-	$-	$3,883	$3,883

December 31, 2011	$-	$-	$3,626	$3,626

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Fair Value December 31, 2012	Valuation Technique	Unobservable Input	Range (Weighted Average)
Impaired loans (collateral dependent)	$9,022	Market Comparable	Discount to reflect realizable value	0%	-	100%	(5%)

Impaired loans	$1,535	Discounted cash flow	Discount rate	0%	-	17%	(17%)

Foreclosed assets held for sale	$3,883	Market Comparable	Discount to reflect realizable value	0%	-	44%	(15%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2012			December 31, 2011
	Carrying Amount	Fair Value	Hierarchy Level	Carrying Amount	Fair Value	Hierarchy Level
Financial assets:
Cash and cash equivalents	$41,663,405	$41,663,405	1	$26,574,082	$26,574,082	1
Interest-bearing deposits	-	-	-	5,587,654	5,587,654	2
Held-to-maturity securities	181,042	193,482	2	218,571	235,574	2
Federal Home Loan Bank stock	3,805,500	3,805,500	2	3,846,900	3,846,900	2
Mortgage loans held for sale	2,843,757	2,843,757	2	3,702,849	3,702,849	2
Loans, net	465,531,973	475,374,676	3	478,960,736	485,714,408	3
Interest receivable	2,055,369	2,055,369	2	2,139,320	2,139,320	2
Financial liabilities:
Deposits	500,014,715	500,580,070	2	484,583,665	485,803,947	2
Federal Home Loan Bank advances	68,050,000	72,035,160	2	68,050,000	70,815,606	2
Securities sold under agreements to repurchase	25,000,000	25,114,464	2	25,000,000	25,025,344	2
Subordinated debentures	15,465,000	15,465,000	3	15,465,000	15,465,000	3
Interest payable	399,684	399,684	2	518,881	518,881	2
Unrecognized financial instruments (net of contractual value):
Commitments to extend credit	-	-	-	-	-	-
Unused lines of credit	-	-	-	-	-	-

Note 13 - Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of shares
	Incentive Stock Option	Non-Incentive Stock Option	Weighted Average Exercise Price
Balance outstanding as of January 1, 2010	148,750	136,704	$19.40
Granted	46,000	45,000	5.24
Exercised	-	-	-
Forfeited	-	(10,875)	10.50
Balance outstanding as of December 31, 2010	194,750	170,829	16.14
Granted	-	-	-
Exercised	-	-	-
Forfeited	(10,250)	(3,829)	17.51
Balance outstanding as of December 31, 2011	184,500	167,000	16.09
Granted	-	-
Exercised	(2,003)	-	6.18
Forfeited	(7,997)	-	6.18
Balance outstanding as of December 31, 2012	174,500	167,000	$16.38
Options exercisable as of December 31, 2012	130,900	131,000	$18.95

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
December 31, 2010
Dividends per share	$-
Risk-free interest rate	2.15%
Expected life of options (years)	5
Weighted-average volatility	42.62%
Weighted-average fair value of options granted during year	$2.04

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
Beginning ESOP shares	344,454
Released shares	(321,836)
Shares committed for release	(22,618)
Unreleased shares	-

Fair value of unreleased shares	-

Note 16 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
	December 31, 2012	December 31, 2011	December 31, 2010
Directors compensation	$235,478	$215,980	$178,376
Outside services	62,675	55,000	55,000
Legal expense	471,363	628,444	444,904
Deposit expense	219,778	73,712	44,864
Office supplies	81,814	94,002	109,424
Telephone	114,182	116,826	107,738
Postage	157,986	165,837	172,792
Insurance	87,436	74,287	68,628
Supervisory exam	57,109	58,609	60,115
Accounting	256,850	149,475	165,000
Organization dues	118,653	118,568	114,037
Loan expense	239,701	307,021	427,775
Mortgage buyback	147,119	-	-
Contributions	40,000	40,118	40,140
ATM expense	231,893	219,329	200,224
Federal and state tax credits amortization	885,478	676,700	480,322
Other operating	400,527	517,036	544,083

	$3,808,042	$3,510,944	$3,213,422

Note 17 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	Year ended December 31,
	2012	2011	2010

Balance, beginning of year	$5,794,896	$5,982,120	$6,829,498
New Loans	464,400	650,095	-
Repayments	(164,288)	(837,319)	(847,378)

Balance, end of year	$6,095,008	$5,794,896	$5,982,120

Note 19 - Condensed Parent Company Statements (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Balance Sheet [Table Text Block]
Balance Sheets	December 31,
	2012	2011
Assets
Cash	$681,509	$781,432
Available-for-sale securities	70,914	62,262
Due from subsidiary	20,795	21,295
Investment in subsidiary	64,069,125	67,649,693
Investment in Capital Trust I & II	465,000	465,000
Prepaid expenses and other assets	35,579	183,508
Refundable income taxes	1,152,319	717,319
Deferred income taxes	2,592	5,793
	$66,497,833	$69,886,302
Liabilities
Subordinated debentures	$15,465,000	$15,465,000
Accrued expenses and other liabilities	164,263	186,455

Stockholders' equity
Series A preferred stock	11,789,276	16,425,912
Common stock	678,180	677,980
Common stock warrants	1,377,811	1,377,811
Additional paid-in capital	58,267,529	58,333,614
Unearned ESOP shares	-	(204,930)
Retained earnings	39,324,292	38,456,991
Unrealized appreciation on available-for-sale securities, net	800,826	791,285
Treasury stock	(61,369,344)	(61,623,816)
	$66,497,833	$69,886,302

Schedule of Condensed Income Statement [Table Text Block]
Statements of Income	Years ended December 31,
	2012	2011	2010

Income
Dividends from subsidiary bank	$6,500,000	$1,000,000	$-
Interest income:
Related party	8,471	14,753	25,933
Other	19,510	18,369	30,783
	6,527,981	1,033,122	56,716
Expense
Interest expense:
Related party	556,159	610,929	1,023,783
Other	878,305	462,971	463,502
	1,434,464	1,073,900	1,487,285
Income (loss) before income taxes and equity in undistributed income (loss) of subsidiaries	5,093,517	(40,778)	(1,430,569)
Credit for income taxes	(435,000)	(349,000)	(480,000)
Income (loss) before equity in undistributed earnings of subsidiaries	5,528,517	308,222	(950,569)
Equity in undistributed income (distribution in excess of income) of subsidiaries	(3,584,658)	3,527,417	2,081,340
Net income	$1,943,859	$3,835,639	$1,130,771

Schedule of Condensed Cash Flow Statement [Table Text Block]
Statements of Cash Flows	Years ended December 31,
	2012	2011	2010

Cash Flows From Operating Activities

Net income	$1,943,859	$3,835,639	$1,130,771
Items not requiring (providing) cash:
(Equity in undistributed income) distributions in excess of income of subsidiaries	3,584,658	(3,527,417)	(2,081,340)
Deferred income taxes	-	38,834	-
Release of ESOP shares	153,848	126,737	100,014
Stock award plan expense	253,017	186,654	109,386
Changes in:
Prepaid expenses and other assets	147,929	104,176	103,787
Income taxes payable/refundable	(435,000)	(217,833)	(104,143)
Accrued expenses	9,058	(59,682)	(18,376)
Net cash provided by (used in) operating activities	5,657,369	487,108	(759,901)

Cash Flows From Financing Activities
Stock options exercised	12,388	-	-
Cash dividends paid on common and preferred stock	(744,444)	(850,000)	(850,000)
Treasury stock purchased	(25,736)	(53,230)	(6,540)
Repayment of advances from subsidiary	500	-	900
Redemption of preferred stock	(5,000,000)	-	-
Net cash used in financing activities	(5,757,292)	(903,230)	(855,640)

Decrease in cash	(99,923)	(416,122)	(1,615,541)

Cash, beginning of year	781,432	1,197,553	2,813,094

Cash, end of year	$681,509	$781,431	$1,197,553
Statements of Comprehensive Income	Years ended December 31,
	2012	2011	2010
NET INCOME	$1,943,859	$3,835,639	$1,130,771
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain on investment securities available-for-sale, before income taxes	8,652	(15,658)	12,872
Income tax expense (credit) related to other items of comprehensive income	3,200	(5,794)	4,763
Other comprehensive income (loss)	5,452	(9,864)	8,109
Comprehensive income (loss) of Bank	4,089	(1,041,855)	138,393
TOTAL COMPREHENSIVE INCOME	$1,953,400	$2,783,920	$1,277,273

Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2009
Cash, FDIC Insured Amount (in Dollars)	$ 250,000
Cash Reserve Deposit Required and Made (in Dollars)	$ 6,645,000	$ 7,899,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	201,500,351,500	365,579
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	459,459	459,459	459,459

Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Detail) - Depreciable Asset Lives	12 Months Ended
Dec. 31, 2012
Building and Building Improvements [Member] | Minimum [Member]
Estimated Useful Lives	35
Building and Building Improvements [Member] | Maximum [Member]
Estimated Useful Lives	40
Furniture and Fixtures [Member] | Minimum [Member]
Estimated Useful Lives	3
Furniture and Fixtures [Member] | Maximum [Member]
Estimated Useful Lives	10

Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Detail) - Capital Amounts and Ratios (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Parent Company [Member]
Tier 1 (core) capital, and ratio to adjusted total assets
Tier One Leverage Capital (in Dollars)	$ 65,047	$ 68,419
Tier One Leverage Capital to Adjusted Total Assets	9.90%	10.40%
Tier One Leverage Capital Required for Capital Adequacy Purposes (in Dollars)	26,256	26,256
Tier One Leverage Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	4.00%	4.00%
Tier 1 (core) capital, and ratio to risk-weighted assets
Tier 1 Capital (in Dollars)	65,047	68,419
Tier 1 Capital to Adjusted Total Assets	13.20%	13.20%
Tier 1 Capital Required for Capital Adequacy Purposes (in Dollars)	19,642	20,755
Tier 1 Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	4.00%	4.00%
Total risk-based capital, and ratio to risk-weighted assets
Capital (in Dollars)	71,201	74,948
Capital to Risk-Weighted Assets	14.50%	14.40%
Capital Required for Capital Adequacy Purposes (in Dollars)	39,284	41,511
Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	8.00%	8.00%
Bank [Member]
Tier 1 (core) capital, and ratio to adjusted total assets
Tier One Leverage Capital (in Dollars)	63,249	66,834
Tier One Leverage Capital to Adjusted Total Assets	9.70%	10.20%
Tier One Leverage Capital Required for Capital Adequacy Purposes (in Dollars)	26,193	26,249
Tier One Leverage Capital Required for Capital Adequacy Purposes to Adjusted Total Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions (in Dollars)	32,742	32,811
Tier One Leverage Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Adjusted Total Assets	5.00%	5.00%
Tier 1 (core) capital, and ratio to risk-weighted assets
Tier 1 Capital (in Dollars)	63,249	66,834
Tier 1 Capital to Adjusted Total Assets	12.90%	12.90%
Tier 1 Capital Required for Capital Adequacy Purposes (in Dollars)	19,601	20,730
Tier 1 Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	4.00%	4.00%
Tier 1 Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions (in Dollars)	29,402	31,095
Tier 1 Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Risk-Weighted Assets	6.00%	6.00%
Total risk-based capital, and ratio to risk-weighted assets
Capital (in Dollars)	69,407	73,363
Capital to Risk-Weighted Assets	14.20%	14.20%
Capital Required for Capital Adequacy Purposes (in Dollars)	39,202	41,460
Capital Required for Capital Adequacy Purposes to Risk-Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions (in Dollars)	$ 49,003	$ 51,825
Capital Required to be Well Capitalized Under Prompt Corrective Action Provisions to Risk-Weighted Assets	10.00%	10.00%

Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Detail) - Earnings per Common Share (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income available to common shareholders (in Dollars)	$ 867,298	$ 2,710,076	$ 5,208
Average common shares outstanding	2,715,186	2,675,654	2,644,355
Effect of dilutive securities	144,743	826
Average diluted shares outstanding	2,859,929	2,676,480	2,644,355
Basic income per common share (in Dollars per share)	$ 0.32	$ 1.01	$ 0
Diluted income per common share (in Dollars per share)	$ 0.3	$ 1.01	$ 0

Note 2 - Securities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available for Sale Securities Pledged as Collateral, Book Value	$ 57,378,710	$ 60,222,048
Available-for-sale Securities, Gross Realized Gains		168,306	1,505,915	275,125
Available-for-sale Securities, Gross Realized Losses		0	0	0
Available for Sale Securities Gross Realized Gain (Loss) Tax Effect	62,273	557,188	101,796
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 30,121,495	$ 29,766,876
Percentage of Securities in Continuous Unrealized Loss Position to Total Investment Portfolio	29.00%	37.00%

Note 2 - Securities (Detail) - Amortized Cost and Approximate Fair Value of Available for Sale Securities (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities Amortized Cost	$ 100,709,492	$ 79,808,869
Securities Gross Unrealized (Losses)	(553,767)	(159,078)
Securities Approximate Fair Value	101,980,644	81,064,878
Securities Gross Unrealized Gains	1,824,919	1,415,087
Equity Securities [Member]
Securities Amortized Cost	102,212	102,212
Securities Gross Unrealized (Losses)	(31,604)	(39,950)
Securities Approximate Fair Value	70,914	62,262
Securities Gross Unrealized Gains	306
US Government Agencies Debt Securities [Member]
Securities Amortized Cost	38,188,554	34,668,833
Securities Gross Unrealized (Losses)	(39,706)	(64,264)
Securities Approximate Fair Value	38,351,061	34,726,662
Securities Gross Unrealized Gains	202,213	122,093
US States and Political Subdivisions Debt Securities [Member]
Securities Amortized Cost	10,212,376	4,049,701
Securities Gross Unrealized (Losses)	(84,456)	(44,038)
Securities Approximate Fair Value	10,378,189	4,144,399
Securities Gross Unrealized Gains	250,269	138,736
Domestic Corporate Debt Securities [Member]
Securities Amortized Cost	1,839,976
Securities Approximate Fair Value	1,907,865
Securities Gross Unrealized Gains	67,889
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities Amortized Cost	50,366,374	38,950,955
Securities Gross Unrealized (Losses)	(398,001)	(10,826)
Securities Approximate Fair Value	51,272,615	40,088,918
Securities Gross Unrealized Gains	1,304,242	1,148,789
US Treasury Securities [Member]
Securities Amortized Cost		2,037,168
Securities Approximate Fair Value		2,042,637
Securities Gross Unrealized Gains		$ 5,469

Note 2 - Securities (Detail) - Available for Sale Debt Securities by Maturity (USD $)	Dec. 31, 2012
Within one year	$ 500,000
Within one year	500,675
1-5 years	12,082,163
1-5 years	12,224,858
5-10 years	30,436,756
5-10 years	30,567,166
After ten years	7,221,987
After ten years	7,344,416
100,607,280
101,909,730
Government Sponsored Mortgage-Backed Securities [Member]
Government sponsored mortgage-backed securities not due on a single maturity date	50,366,374
Government sponsored mortgage-backed securities not due on a single maturity date	$ 51,272,615

Note 2 - Securities (Detail) - Amortized Cost and Approximate Fair Value of Held to Maturity Securities (Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Debt Securities:
Securities Amortized Cost	$ 181,042	$ 218,571
Securities Gross Unrealized Gains	12,440	17,003
Securities Approximate Fair Value	$ 193,482	$ 235,574

Note 2 - Securities (Detail) - Held to Maturity Securities by Maturity (USD $)	Dec. 31, 2012
Government sponsored mortgage-backed securities not due on a single maturity date	$ 181,042
Government sponsored mortgage-backed securities not due on a single maturity date	$ 193,482

Note 2 - Securities (Detail) - Gross Unrealized Losses and Fair Value of Investments (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securities Less than 12 Months Fair Value	$ 29,543,265	$ 29,730,930
Securities Less than 12 Months Unrealized Losses	(514,025)	(123,489)
Securities 12 Months or More Fair Value	578,230	35,946
Securities 12 Months or More Unrealized Losses	(39,742)	(35,589)
Securities Total Fair Value	30,121,495	29,766,876
Securities Total Unrealized Losses	(553,767)	(159,078)
Equity Securities [Member]
Securities Less than 12 Months Fair Value		26,316
Securities Less than 12 Months Unrealized Losses		(4,361)
Securities 12 Months or More Fair Value	39,930	35,946
Securities 12 Months or More Unrealized Losses	(31,604)	(35,589)
Securities Total Fair Value	39,930	62,262
Securities Total Unrealized Losses	(31,604)	(39,950)
US Government Agencies Debt Securities [Member]
Securities Less than 12 Months Fair Value	7,298,687	21,351,961
Securities Less than 12 Months Unrealized Losses	(39,706)	(64,264)
Securities Total Fair Value	7,298,687	21,351,961
Securities Total Unrealized Losses	(39,706)	(64,264)
US States and Political Subdivisions Debt Securities [Member]
Securities Less than 12 Months Fair Value	2,648,047	1,045,521
Securities Less than 12 Months Unrealized Losses	(76,318)	(44,038)
Securities 12 Months or More Fair Value	538,300
Securities 12 Months or More Unrealized Losses	(8,138)
Securities Total Fair Value	3,186,347	1,045,521
Securities Total Unrealized Losses	(84,456)	(44,038)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities Less than 12 Months Fair Value	19,596,531	7,307,132
Securities Less than 12 Months Unrealized Losses	(398,001)	(10,826)
Securities Total Fair Value	19,596,531	7,307,132
Securities Total Unrealized Losses	$ (398,001)	$ (10,826)

Note 3 - Loans and Allowance for Loan Losses (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Financing Receivable, Interest Income, Accrual Method	$ 113,000	$ 199,000	$ 358,000
Impaired Financing Receivable, Average Recorded Investment	25,899,000	27,171,000	28,996,000
Allowance for Loan and Lease Losses, Write-offs	(8,205,000)	(7,775,000)	(7,385,000)
Weighted Average Interest Rate on Loans Receivable	5.89%	5.82%
Troubled Debt Restructurings [Member]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	723,359
Allowance for Loan and Lease Losses, Write-offs	26,173
Mortgage Receivable [Member]
Servicing Asset at Amortized Cost	184,045	199,256
Commercial Loans [Member]
Allowance for Loan and Lease Losses, Write-offs	(5,547,000)	(1,362,000)	(1,847,000)
Servicing Asset at Amortized Cost	$ 2,046,506	$ 4,143,374

Note 3 - Loans and Allowance for Loan Losses (Detail) - Loan Balance by Category (USD $)	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses	$ (8,740,325)	$ (10,613,145)
Deferred loan fees/costs, net	(136,436)	(237,562)
Net loans	465,531,973	478,960,736
One to Four Family Units [Member]
Loans Receivable	99,381,934	98,030,718
Multi-Family Units [Member]
Loans Receivable	46,405,034	43,165,695
Real Estate Construction [Member]
Loans Receivable	48,917,296	44,912,049
Real Estate Commercial [Member]
Loans Receivable	167,760,850	194,856,374
Commercial Loans [Member]
Loans Receivable	95,226,762	88,088,580
Consumer and Other Loans [Member]
Loans Receivable	16,716,858	20,758,027
Total [Member]
Loans Receivable	$ 474,408,734	$ 489,811,443

Note 3 - Loans and Allowance for Loan Losses (Detail) - Classes of Loans by Aging (USD $)	Dec. 31, 2012	Dec. 31, 2011
One to Four Family Units [Member]
Loans 30-59 Days Past Due	$ 52,000	$ 5,000
Loans 60-89 Days Past Due	4,000	206,000
Loans Greater Than 90 Days Past Due		33,000
Total Loans Past Due	56,000	244,000
Total Current Loans	99,326,000	97,787,000
Total Loans Receivable	99,381,934	98,030,718
Multi-Family Units [Member]
Total Current Loans	46,405,000	43,166,000
Total Loans Receivable	46,405,034	43,165,695
Real Estate Construction [Member]
Loans 30-59 Days Past Due	22,000	728,000
Loans 60-89 Days Past Due	28,000
Loans Greater Than 90 Days Past Due	640,000	157,000
Total Loans Past Due	690,000	885,000
Total Current Loans	48,227,000	44,027,000
Total Loans Receivable	48,917,296	44,912,049
Real Estate Commercial [Member]
Loans 30-59 Days Past Due		167,000
Loans 60-89 Days Past Due	352,000
Loans Greater Than 90 Days Past Due		1,193,000
Total Loans Past Due	352,000	1,360,000
Total Current Loans	167,409,000	193,496,000
Total Loans Receivable	167,760,850	194,856,374
Commercial Loans [Member]
Loans 30-59 Days Past Due	10,000	32,000
Loans 60-89 Days Past Due	610,000
Loans Greater Than 90 Days Past Due	785,000	548,000
Total Loans Past Due	1,405,000	580,000
Total Current Loans	93,822,000	87,508,000
Total Loans Receivable	95,226,762	88,088,580
Consumer and Other Loans [Member]
Loans 30-59 Days Past Due	57,000	14,000
Loans 60-89 Days Past Due		18,000
Loans Greater Than 90 Days Past Due		20,000
Total Loans Past Due	57,000	52,000
Total Current Loans	16,660,000	20,706,000
Total Loans Receivable	16,716,858	20,758,027
Total [Member]
Loans 30-59 Days Past Due	141,000	946,000
Loans 60-89 Days Past Due	994,000	224,000
Loans Greater Than 90 Days Past Due	1,425,000	1,951,000
Total Loans Past Due	2,560,000	3,121,000
Total Current Loans	471,849,000	486,690,000
Total Loans Receivable	$ 474,408,734	$ 489,811,443

Note 3 - Loans and Allowance for Loan Losses (Detail) - Nonaccruing Loans (USD $)	Dec. 31, 2012	Dec. 31, 2011
One to Four Family Units [Member]
Nonaccruing Loans	$ 2,280,856	$ 1,671,245
Multi-Family Units [Member]
Nonaccruing Loans	0	0
Real Estate Construction [Member]
Nonaccruing Loans	6,274,241	8,514,187
Real Estate Commercial [Member]
Nonaccruing Loans	3,663,771	4,082,416
Commercial Loans [Member]
Nonaccruing Loans	2,793,457	2,377,081
Consumer and Other Loans [Member]
Nonaccruing Loans	318,963	357,060
Total [Member]
Nonaccruing Loans	$ 15,331,288	$ 17,001,989

Note 3 - Loans and Allowance for Loan Losses (Detail) - Recorded Investment in Loans (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 8,740,325	$ 10,613,145
Ending balance: individually evaluated for impairment	1,367,000	2,612,000	6,026,000
Ending balance: collectively evaluated for impairment	7,373,000	8,001,000	7,057,000
Loans Ending balance: individually evaluated for impairment	17,277,000	19,054,000	27,211,000
Loans Ending balance: collectively evaluated for impairment	457,132,000	470,757,000	488,031,000
Provision charged to expense	5,950,000	3,350,000	5,200,000
Losses charged off	(8,205,000)	(7,775,000)	(7,385,000)
Recoveries	382,000	1,955,000	1,192,000
Construction [Member] | Beginning of Period [Member]
Balance	2,508,000	4,547,000	2,810,000
Construction [Member] | End of Period [Member]
Balance	2,525,000	2,508,000	4,547,000
Construction [Member]
Ending balance: individually evaluated for impairment	608,000	1,355,000	3,134,000
Ending balance: collectively evaluated for impairment	2,087,000	1,153,000	1,413,000
Loans Ending balance: individually evaluated for impairment	6,275,000	8,515,000	9,281,000
Loans Ending balance: collectively evaluated for impairment	42,642,000	36,397,000	54,027,000
Provision charged to expense	1,324,000	265,000	5,620,000
Losses charged off	(1,335,000)	(2,381,000)	(3,893,000)
Recoveries	28,000	77,000	10,000
Real Estate Commercial [Member] | Beginning of Period [Member]
Balance	2,725,000	3,125,000	2,923,000
Real Estate Commercial [Member] | End of Period [Member]
Balance	2,517,000	2,725,000	3,125,000
Real Estate Commercial [Member]
Ending balance: individually evaluated for impairment	180,000	659,000	1,384,000
Ending balance: collectively evaluated for impairment	2,167,000	2,066,000	1,741,000
Loans Ending balance: individually evaluated for impairment	5,673,000	5,019,000	5,150,000
Loans Ending balance: collectively evaluated for impairment	162,088,000	189,837,000	190,740,000
Provision charged to expense	683,000	2,123,000	563,000
Losses charged off	(985,000)	(2,744,000)	(373,000)
Recoveries	94,000	221,000	12,000
One to Four Family Units [Member] | Beginning of Period [Member]
Balance	1,735,000	1,713,000	1,646,000
One to Four Family Units [Member] | End of Period [Member]
Balance	1,316,000	1,735,000	1,713,000
One to Four Family Units [Member]
Ending balance: individually evaluated for impairment	90,000	127,000	149,000
Ending balance: collectively evaluated for impairment	1,226,000	1,608,000	1,564,000
Loans Ending balance: individually evaluated for impairment	2,360,000	1,819,000	3,363,000
Loans Ending balance: collectively evaluated for impairment	97,022,000	96,212,000	99,689,000
Provision charged to expense	(179,000)	943,000	948,000
Losses charged off	(265,000)	(966,000)	(906,000)
Recoveries	25,000	45,000	25,000
Multi-Family Units [Member] | Beginning of Period [Member]
Balance	390,000	528,000	393,000
Multi-Family Units [Member] | End of Period [Member]
Balance	284,000	390,000	528,000
Multi-Family Units [Member]
Ending balance: collectively evaluated for impairment	284,000	390,000	528,000
Loans Ending balance: collectively evaluated for impairment	46,405,000	43,166,000	44,138,000
Provision charged to expense	(106,000)	(138,000)	135,000
Commercial Loans [Member] | Beginning of Period [Member]
Balance	1,948,000	2,483,000	3,554,000
Commercial Loans [Member] | End of Period [Member]
Balance	1,689,000	1,948,000	2,483,000
Commercial Loans [Member]
Ending balance: individually evaluated for impairment	441,000	399,000	1,052,000
Ending balance: collectively evaluated for impairment	1,248,000	1,549,000	1,431,000
Loans Ending balance: individually evaluated for impairment	2,555,000	3,048,000	8,409,000
Loans Ending balance: collectively evaluated for impairment	92,672,000	85,040,000	77,019,000
Provision charged to expense	5,090,000	505,000	716,000
Losses charged off	(5,547,000)	(1,362,000)	(1,847,000)
Recoveries	198,000	322,000	60,000
Consumer and Other Loans [Member] | Beginning of Period [Member]
Balance	372,000	687,000	2,750,000
Consumer and Other Loans [Member] | End of Period [Member]
Balance	255,000	372,000	687,000
Consumer and Other Loans [Member]
Ending balance: individually evaluated for impairment	48,000	72,000	307,000
Ending balance: collectively evaluated for impairment	207,000	300,000	380,000
Loans Ending balance: individually evaluated for impairment	414,000	653,000	1,008,000
Loans Ending balance: collectively evaluated for impairment	16,303,000	20,105,000	22,418,000
Provision charged to expense	(81,000)	(1,283,000)	(2,782,000)
Losses charged off	(73,000)	(322,000)	(366,000)
Recoveries	37,000	1,290,000	1,085,000
Unallocated [Member] | Beginning of Period [Member]
Balance	935,000
Unallocated [Member] | End of Period [Member]
Balance	154,000	935,000
Unallocated [Member]
Ending balance: collectively evaluated for impairment	154,000	935,000
Provision charged to expense	(781,000)	935,000
Beginning of Period [Member]
Balance	10,613,000	13,083,000	14,076,000
End of Period [Member]
Balance	$ 8,740,000	$ 10,613,000	$ 13,083,000

Note 3 - Loans and Allowance for Loan Losses (Detail) - Recorded Investment in Impaired Loans (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real estate - residential mortgage:
Loans with a specific allowance specific allowance	$ 1,367,000	$ 2,612,000
Real estate - residential mortgage:
Recorded balance	17,277,000	19,054,000
Unpaid principal balance	18,574,000	21,250,000
Specific allowance	1,367,000	2,612,000
Average investment in impaired loans	25,899,000	27,171,000	28,996,000
Interest income recognized	113,000	199,000	358,000
One to Four Family Units [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	2,245,000	1,424,000
Loans without a specific allowance unpaid principal balance	2,271,000	1,424,000
Loans without a specific allowance average investment in impaired loans	1,961,000	2,373,000
Loans without a specific allowance interest income recognized	20,000	50,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	115,000	395,000
Loans with a specific allowance unpaid principal balance	130,000	421,000
Loans with a specific allowance specific allowance	90,000	127,000
Loans with a specific allowance average investment in impaired loans	315,000	1,396,000
Real estate - residential mortgage:
Recorded balance	2,360,000	1,819,000
Unpaid principal balance	2,401,000	1,845,000
Specific allowance	90,000	127,000
Average investment in impaired loans	2,276,000	3,769,000
Interest income recognized	20,000	50,000
Multi-Family Units [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	0	0
Loans without a specific allowance unpaid principal balance	0	0
Loans without a specific allowance average investment in impaired loans	0
Loans without a specific allowance interest income recognized	0	0
Real estate - residential mortgage:
Loans with a specific allowance recorded balance		0
Loans with a specific allowance unpaid principal balance		0
Loans with a specific allowance specific allowance	0	0
Loans with a specific allowance average investment in impaired loans		0
Loans with a specific allowance interest income recognized		0
Real estate - residential mortgage:
Recorded balance	0	0
Unpaid principal balance	0	0
Specific allowance	0	0
Average investment in impaired loans	0
Interest income recognized	0	0
Real Estate Construction [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	5,015,000	1,181,000
Loans without a specific allowance unpaid principal balance	5,575,000	1,181,000
Loans without a specific allowance average investment in impaired loans	3,528,000	3,705,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	1,260,000	7,334,000
Loans with a specific allowance unpaid principal balance	1,260,000	7,854,000
Loans with a specific allowance specific allowance	608,000	1,355,000
Loans with a specific allowance average investment in impaired loans	3,316,000	7,697,000
Real estate - residential mortgage:
Recorded balance	6,275,000	8,515,000
Unpaid principal balance	6,835,000	9,035,000
Specific allowance	608,000	1,355,000
Average investment in impaired loans	6,844,000	11,402,000
Real Estate Commercial [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	2,430,000	4,646,000
Loans without a specific allowance unpaid principal balance	2,755,000	5,985,000
Loans without a specific allowance average investment in impaired loans	4,054,000	4,609,000
Loans without a specific allowance interest income recognized	65,000	57,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	3,243,000	373,000
Loans with a specific allowance unpaid principal balance	3,243,000	373,000
Loans with a specific allowance specific allowance	180,000	659,000
Loans with a specific allowance average investment in impaired loans	6,913,000	2,189,000
Real estate - residential mortgage:
Recorded balance	5,673,000	5,019,000
Unpaid principal balance	5,998,000	6,358,000
Specific allowance	180,000	659,000
Average investment in impaired loans	10,967,000	6,798,000
Interest income recognized	65,000	57,000
Commercial Loans [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	318,000	1,148,000
Loans without a specific allowance unpaid principal balance	689,000	1,459,000
Loans without a specific allowance average investment in impaired loans	1,831,000	1,573,000
Loans without a specific allowance interest income recognized	17,000	55,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	2,237,000	1,900,000
Loans with a specific allowance unpaid principal balance	2,237,000	1,900,000
Loans with a specific allowance specific allowance	441,000	399,000
Loans with a specific allowance average investment in impaired loans	3,408,000	2,790,000
Real estate - residential mortgage:
Recorded balance	2,555,000	3,048,000
Unpaid principal balance	2,926,000	3,359,000
Specific allowance	441,000	399,000
Average investment in impaired loans	5,239,000	4,363,000
Interest income recognized	17,000	55,000
Consumer and Other Loans [Member]
Real estate - residential mortgage:
Loans without a specific allowance recorded balance	103,000	376,000
Loans without a specific allowance unpaid principal balance	103,000	376,000
Loans without a specific allowance average investment in impaired loans	266,000	458,000
Loans without a specific allowance interest income recognized	11,000	37,000
Real estate - residential mortgage:
Loans with a specific allowance recorded balance	311,000	277,000
Loans with a specific allowance unpaid principal balance	311,000	277,000
Loans with a specific allowance specific allowance	48,000	72,000
Loans with a specific allowance average investment in impaired loans	307,000	381,000
Real estate - residential mortgage:
Recorded balance	414,000	653,000
Unpaid principal balance	414,000	653,000
Specific allowance	48,000	72,000
Average investment in impaired loans	573,000	839,000
Interest income recognized	$ 11,000	$ 37,000

Note 3 - Loans and Allowance for Loan Losses (Detail) - Troubled Debt Restructurings (USD $)	Dec. 31, 2012	Dec. 31, 2011
Number of Loans	10	6
Pre-Modification Outstanding Recorded Balance	$ 13,530,815	$ 15,053,352
Post-Modification Outstanding Recorded Balance	14,043,839	13,516,746
One to Four Family Units [Member]
Number of Loans	3
Pre-Modification Outstanding Recorded Balance	1,317,070
Post-Modification Outstanding Recorded Balance	1,689,268
Real Estate Construction [Member]
Number of Loans	3	3
Pre-Modification Outstanding Recorded Balance	7,626,970	8,526,970
Post-Modification Outstanding Recorded Balance	8,193,713	8,925,340
Real Estate Commercial [Member]
Number of Loans	2	3
Pre-Modification Outstanding Recorded Balance	2,316,745	6,526,382
Post-Modification Outstanding Recorded Balance	2,316,745	4,591,406
Commercial Loans [Member]
Number of Loans	2
Pre-Modification Outstanding Recorded Balance	2,270,030
Post-Modification Outstanding Recorded Balance	$ 1,844,113

Note 3 - Loans and Allowance for Loan Losses (Detail) - Troubled Debt Restructurings by Modification Type (USD $)	Dec. 31, 2012	Dec. 31, 2011
Troubled Debt Restructuring	$ 14,043,839	$ 13,516,746
Interest Rate [Member] | One to Four Family Units [Member]
Troubled Debt Restructuring	305,600
Interest Rate [Member] | Real Estate Construction [Member]
Troubled Debt Restructuring	6,884,800	6,884,800
Interest Rate [Member]
Troubled Debt Restructuring	7,190,400	6,884,800
Term [Member] | One to Four Family Units [Member]
Troubled Debt Restructuring	1,383,668
Term [Member] | Real Estate Construction [Member]
Troubled Debt Restructuring	1,308,913	2,040,540
Term [Member] | Real Estate Commercial [Member]
Troubled Debt Restructuring	391,745
Term [Member] | Commercial Loans [Member]
Troubled Debt Restructuring	1,844,113
Term [Member]
Troubled Debt Restructuring	4,928,439	2,040,540
Combination [Member] | Real Estate Commercial [Member]
Troubled Debt Restructuring	1,925,000	4,591,406
Combination [Member]
Troubled Debt Restructuring	1,925,000	4,591,406
One to Four Family Units [Member]
Troubled Debt Restructuring	1,689,268
Real Estate Construction [Member]
Troubled Debt Restructuring	8,193,713	8,925,340
Real Estate Commercial [Member]
Troubled Debt Restructuring	2,316,745	4,591,406
Commercial Loans [Member]
Troubled Debt Restructuring	$ 1,844,113

Note 3 - Loans and Allowance for Loan Losses (Detail) - Loan Portfolio by Credit Quality (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real Estate Construction [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	$ 35,775,000	$ 27,646,000
Real Estate Construction [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	6,868,000	6,372,000
Real Estate Construction [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	5,581,000	10,894,000
Real Estate Construction [Member] | Doubtful [Member]
Rating:
Loan Balance by Credit Quality	693,000
Real Estate Construction [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	48,917,000	44,912,000
Real Estate Construction [Member]
Rating:
Loan Balance by Credit Quality	48,917,296	44,912,049
Real Estate Commercial [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	156,448,000	162,019,000
Real Estate Commercial [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	4,976,000	20,406,000
Real Estate Commercial [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	6,337,000	12,431,000
Real Estate Commercial [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	167,761,000	194,856,000
Real Estate Commercial [Member]
Rating:
Loan Balance by Credit Quality	167,760,850	194,856,374
One to Four Family Units [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	94,209,000	91,503,000
One to Four Family Units [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	1,636,000	3,214,000
One to Four Family Units [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	3,507,000	3,314,000
One to Four Family Units [Member] | Doubtful [Member]
Rating:
Loan Balance by Credit Quality	30,000
One to Four Family Units [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	99,382,000	98,031,000
One to Four Family Units [Member]
Rating:
Loan Balance by Credit Quality	99,381,934	98,030,718
Multi-Family Units [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	45,133,000	42,668,000
Multi-Family Units [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	1,272,000	498,000
Multi-Family Units [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	46,405,000	43,166,000
Multi-Family Units [Member]
Rating:
Loan Balance by Credit Quality	46,405,034	43,165,695
Commercial Loans [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	88,230,000	80,529,000
Commercial Loans [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	2,255,000	2,183,000
Commercial Loans [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	4,742,000	5,376,000
Commercial Loans [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	95,227,000	88,088,000
Commercial Loans [Member]
Rating:
Loan Balance by Credit Quality	95,226,762	88,088,580
Consumer and Other Loans [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	15,840,000	19,522,000
Consumer and Other Loans [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	93,000	309,000
Consumer and Other Loans [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	784,000	927,000
Consumer and Other Loans [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	16,717,000	20,758,000
Consumer and Other Loans [Member]
Rating:
Loan Balance by Credit Quality	16,716,858	20,758,027
Pass [Member]
Rating:
Loan Balance by Credit Quality	435,635,000	423,887,000
Special Mention [Member]
Rating:
Loan Balance by Credit Quality	17,100,000	32,982,000
Substandard [Member]
Rating:
Loan Balance by Credit Quality	20,951,000	32,942,000
Doubtful [Member]
Rating:
Loan Balance by Credit Quality	723,000
Total [Member]
Rating:
Loan Balance by Credit Quality	$ 474,409,000	$ 489,811,000

Note 4 - Premises and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 747,368	$ 717,222	$ 826,440

Note 4 - Premises and Equipment (Detail) - Major Classifications of Premises and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Land	$ 2,250,789	$ 2,250,789
Buildings and improvements	11,812,386	11,860,040
Automobile	16,479	16,479
Furniture, fixtures and equipment	9,000,767	8,343,157
Leasehold improvements	271,799	271,799
	23,352,220	22,742,264
Less accumulated depreciation	(12,065,810)	(11,318,442)
Net premises and equipment	$ 11,286,410	$ 11,423,822

Note 5 - Bank Owned Life Insurance (Detail) (USD $)	Dec. 31, 2012	Feb. 28, 2012	Dec. 31, 2011	Oct. 31, 2009
Life Insurance, Corporate or Bank Owned, Amount		$ 2,500,000		$ 10,000,000
Cash Surrender Value of Life Insurance	$ 13,657,480		$ 10,770,887

Note 6 - Investments In Affordable Housing Partnerships (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments	$ 5,355,254	$ 6,249,021
Income Tax Reconciliation, Tax Credits, Investment	839,532	806,324	551,000
Amortization	$ 885,478	$ 676,700	$ 480,322

Note 7 - Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Time Deposits, $100,000 or More	$ 71,780,000	$ 63,823,000
Interest-bearing Domestic Deposit, Brokered	$ 49,072,000	$ 22,229,000

Note 7 - Deposits (Detail) - Deposits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Demand	0.00%	0.00%
Demand (in Dollars)	$ 48,862,874	$ 56,315,467
Demand	9.80%	11.60%
NOW	0.41%	0.56%
NOW (in Dollars)	86,422,323	81,804,342
NOW	17.30%	16.90%
Money market	0.63%	0.77%
Money market (in Dollars)	191,054,957	169,759,166
Money market	38.20%	35.00%
Savings	0.14%	0.44%
Savings (in Dollars)	23,659,368	21,295,855
Savings	4.70%	4.40%
Weighted Average Rate	0.65%	0.89%
Balance (in Dollars)	500,014,715	484,583,665
Percentage of Deposits	100.00%	100.00%
Deposits Not Including Time Deposits [Member]
Weighted Average Rate	0.45%	0.56%
Balance (in Dollars)	349,999,522	329,174,830
Percentage of Deposits	70.00%	67.90%
Certificates of Deposit 0 - 1.99% [Member]
Weighted Average Rate	0.93%	1.08%
Balance (in Dollars)	139,257,653	127,813,801
Percentage of Deposits	27.90%	26.40%
Certificates of Deposit 2.0 - 3.99% [Member]
Weighted Average Rate	2.59%	2.88%
Balance (in Dollars)	7,049,432	15,059,924
Percentage of Deposits	1.40%	3.10%
Certificates of Deposit 4 - 6% [Member]
Weighted Average Rate	5.03%	5.05%
Balance (in Dollars)	3,708,108	12,535,110
Percentage of Deposits	0.70%	2.60%
Certificate of Deposits [Member]
Weighted Average Rate	1.11%	1.57%
Balance (in Dollars)	$ 150,015,193	$ 155,408,835
Percentage of Deposits	30.00%	32.10%

Note 7 - Deposits (Detail) - Certificates of Deposit by Maturity (USD $)	Dec. 31, 2012
2013	$ 90,458,398
2014	32,391,050
2015	14,397,163
2016	7,192,495
2017	5,067,428
Thereafter	508,659
$ 150,015,193

Note 7 - Deposits (Detail) - Interest Expense on Deposits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NOW and Money Market accounts	$ 2,011,796	$ 2,580,341	$ 3,968,205
Savings accounts	80,968	118,432	140,382
Certificate accounts	1,999,060	3,099,265	5,536,701
Early withdrawal penalties	(15,630)	(19,775)	(17,155)
	$ 4,076,194	$ 5,778,263	$ 9,628,133

Note 8 - Borrowings (Detail) (USD $)	1 Months Ended
	Nov. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2009	Jan. 31, 2008	Sep. 30, 2007
Percentage of Assets Federal Home Loan Bank Advances Limit		25.00%
Securities Sold under Agreements to Repurchase		$ 25,000,000	$ 25,000,000		$ 30,000,000	$ 9,800,000
Assets Sold under Agreements to Repurchase, Interest Rate				3.56%	2.65%
Increase (Decrease) in Payables under Repurchase Agreements	5,000,000
Available-for-sale Securities Pledged as Collateral		29,900,000	32,200,000
Mortgage Loans Free of Other Pledges, Liens, and Encumbrances [Member]
Federal Home Loan Bank Percentage of Fair Value of Collateral		80.00%
Investment Securities Free of Other Pledges, Liens, and Encumbrances [Member]
Federal Home Loan Bank Percentage of Fair Value of Collateral		95.00%
Federal Home Loan Bank [Member]
Line of Credit Facility, Remaining Borrowing Capacity		64,600,000
Federal Reserve Bank Borrowings [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 30,900,000

Note 8 - Borrowings (Detail) - Federal Home Loan Bank Advances (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank Advances (in Dollars)	$ 68,050,000	$ 68,050,000
Federal Home Loan Bank Advances Weighted Average Rate	2.23%	2.23%
Federal Home Loan Bank Advances Maturing in 2013 [Member]
Federal Home Loan Bank Advances (in Dollars)	15,700,000	15,700,000
Federal Home Loan Bank Advances Weighted Average Rate	2.14%	2.14%
Federal Home Loan Bank Advances Maturing in 2015 [Member]
Federal Home Loan Bank Advances (in Dollars)	250,000	250,000
Federal Home Loan Bank Advances Weighted Average Rate	4.66%	4.66%
Federal Home Loan Bank Advances Maturing in 2018 [Member]
Federal Home Loan Bank Advances (in Dollars)	50,000,000	50,000,000
Federal Home Loan Bank Advances Weighted Average Rate	2.14%	2.14%
Federal Home Loan Bank Advances Maturing in 2019 [Member]
Federal Home Loan Bank Advances (in Dollars)	$ 2,100,000	$ 2,100,000
Federal Home Loan Bank Advances Weighted Average Rate	4.87%	4.87%

Note 9 - Subordinated Debentures (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2005 Guaranty Statutory Trust I [Member]	Dec. 31, 2005 Guaranty Statutory Trust II [Member]	Dec. 31, 2005 Guaranty Statutory Trust I [Member]	Dec. 31, 2005 Guaranty Statutory Trust II [Member]
Guarantor Obligations, Maximum Exposure, Undiscounted			$ 5,000,000	$ 10,000,000
Subordinated Debt	$ 15,465,000	$ 15,465,000			$ 5,155,000	$ 10,310,000

Note 10 - Income Taxes (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Retained Earnings (Accumulated Deficit)	$ 39,324,292	$ 38,456,991
Allocation of Income to Bad Debt Deductions for Tax Purposes Only [Member]
Retained Earnings (Accumulated Deficit)	5,075,000	5,075,000
Unrecognized Tax Benefits	$ 1,878,000	$ 1,878,000

Note 10 - Income Taxes (Detail) - The Provision (Credit) for Income Taxes (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes currently payable	$ (292,122)	$ (246,017)	$ 160,989
Deferred income taxes	160,784	949,122	(217,737)
	$ (131,338)	$ 703,105	$ (56,748)

Note 10 - Income Taxes (Detail) - Deferred Taxes (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 State and Local Jurisdiction [Member]	Dec. 31, 2011 State and Local Jurisdiction [Member]	Dec. 31, 2012 Internal Revenue Service (IRS) [Member]	Dec. 31, 2011 Internal Revenue Service (IRS) [Member]	Dec. 31, 2012 Decrease From Sale of State Low Income Housing Tax Credits [Member]	Dec. 31, 2012 Increase for State Low Income Housing Tax Credits Generated [Member]	Dec. 31, 2011 Increase for State Low Income Housing Tax Credits Generated [Member]
Deferred tax assets:
Allowances for loan losses	$ 3,233,920	$ 3,926,864
Writedowns on foreclosed assets held for sale	897,297	589,773
Low Income Housing Tax Credits				1,645,379	1,708,621	740,276	478,223
Deferred loan fees/costs	50,481	87,898
Other	241,658	241,658
	6,809,011	7,033,037
Deferred tax liabilities:
FHLB stock dividends	(120,632)	(120,632)
Unrealized appreciation on available-for-sale securities	(470,326)	(473,711)
Accumulated depreciation	(175,448)	(175,448)
Other	(77,298)	(68,310)
	(843,704)	(838,101)
Deferred tax asset before valuation allowance	5,965,307	6,194,936
Valuation allowance:
Beginning balance	(1,645,379)	(1,708,621)	(1,476,757)
Valuation Allowance Adjustment								375,415	(312,173)	(231,864)
Ending balance	(1,645,379)	(1,708,621)	(1,476,757)
Net deferred tax asset	$ 4,319,928	$ 4,486,315

Note 10 - Income Taxes (Detail) - A Reconciliation of Income Tax Expense	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computed at statutory rate	34.00%	34.00%	34.00%
Increase (reduction) in taxes resulting from:
State financial institution tax and credits	(33.10%)	(17.80%)	(83.70%)
ESOP	(3.30%)	(5.60%)	(4.40%)
Cash surrender value of life insurance	(7.90%)	(7.10%)	(8.00%)
Valuation allowance	(3.50%)	5.10%	64.30%
Other	6.60%	6.90%	(7.50%)
Actual tax provision (credit)	(7.20%)	15.50%	(5.30%)

Note 11 - Disclosures about Fair Value of Assets and Liabilities (Detail) - Fair Value of Assets Measured on Recurring Basis (USD $)	Dec. 31, 2012	Dec. 31, 2011
Equity securities:
Available-for-sale securities	$ 101,980,644	$ 81,064,878
Other Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Equity securities:
Available-for-sale securities	71,000	62,000
Other Equity Securities [Member]
Equity securities:
Available-for-sale securities	71,000	62,000
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	38,351,000	34,727,000
US Government Agencies Debt Securities [Member]
Equity securities:
Available-for-sale securities	38,351,061	34,726,662
Domestic Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	1,908,000
Domestic Corporate Debt Securities [Member]
Equity securities:
Available-for-sale securities	1,907,865
Municipals [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	10,378,000	4,144,000
Municipals [Member]
Equity securities:
Available-for-sale securities	10,378,000	4,144,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	51,273,000	40,089,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Equity securities:
Available-for-sale securities	51,272,615	40,088,918
US Treasury Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Equity securities:
Available-for-sale securities		2,043,000
US Treasury Securities [Member]
Equity securities:
Available-for-sale securities		2,042,637
Fair Value, Inputs, Level 1 [Member]
Equity securities:
Available-for-sale securities	71,000	2,105,000
Fair Value, Inputs, Level 2 [Member]
Equity securities:
Available-for-sale securities	$ 101,910,000	$ 78,960,000

Note 11 - Disclosures about Fair Value of Assets and Liabilities (Detail) - Fair Value of Assets Measured on Non-Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Assets fair value	$ 10,557	$ 11,243
Impaired Loans [Member]
Assets fair value	10,557	11,243
Foreclosed Assets Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Assets fair value	3,883	3,626
Foreclosed Assets Held for Sale [Member]
Assets fair value	$ 3,883	$ 3,626

Note 11 - Disclosures about Fair Value of Assets and Liabilities (Detail) - Unobservable Inputs (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Collateral Dependent [Member] Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Collateral Dependent [Member] Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Collateral Dependent [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Foreclosed Assets Held for Sale [Member] Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Foreclosed Assets Held for Sale [Member] Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Foreclosed Assets Held for Sale [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]
Fair Value (in Dollars)	$ 17,277,000	$ 19,054,000			$ 9,022,000						$ 1,535,000
Valuation Technique					Market Comparable			Market Comparable			Discounted cash flow
Unobservable Input					Discount to reflect realizable value			Discount to reflect realizable value			Discount rate
Range (Weighted Average)			0.00%	100.00%	(5.00%)	0.00%	44.00%	(15.00%)	0.00%	17.00%	(17.00%)
Foreclosed assets held for sale (in Dollars)	$ 4,529,727	$ 10,012,035						$ 3,883,000
Foreclosed assets held for sale					Market Comparable			Market Comparable			Discounted cash flow
Foreclosed assets held for sale					Discount to reflect realizable value			Discount to reflect realizable value			Discount rate
Foreclosed assets held for sale			0.00%	100.00%	(5.00%)	0.00%	44.00%	(15.00%)	0.00%	17.00%	(17.00%)

Note 11 - Disclosures about Fair Value of Assets and Liabilities (Detail) - Fair Value of Financial Instruments (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2008	Sep. 30, 2007
Financial assets:
Cash and cash equivalents	$ 41,663,405	$ 26,574,082	$ 14,145,329	$ 33,016,697
Interest-bearing deposits		5,587,654
Interest-bearing deposits		5,587,654
Held-to-maturity securities	181,042	218,571
Federal Home Loan Bank stock	3,805,500	3,846,900
Mortgage loans held for sale	2,843,757	3,702,849
Loans, net	465,531,973	478,960,736
Financial liabilities:
Deposits	500,014,715	484,583,665
Federal Home Loan Bank advances	68,050,000	68,050,000
Securities sold under agreements to repurchase	25,000,000	25,000,000			30,000,000	9,800,000
Subordinated debentures	15,465,000	15,465,000
Interest payable	399,684	518,881
Interest payable	399,684	518,881
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents	41,663,405	26,574,082
Cash and cash equivalents	41,663,405	26,574,082
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Interest-bearing deposits		5,587,654
Interest-bearing deposits		5,587,654
Held-to-maturity securities	181,042	218,571
Held-to-maturity securities	193,482	235,574
Federal Home Loan Bank stock	3,805,500	3,846,900
Federal Home Loan Bank stock	3,805,500	3,846,900
Mortgage loans held for sale	2,843,757	3,702,849
Mortgage loans held for sale	2,843,757	3,702,849
Interest receivable	2,055,369	2,139,320
Interest receivable	2,055,369	2,139,320
Financial liabilities:
Deposits	500,014,715	484,583,665
Deposits	500,580,070	485,803,947
Federal Home Loan Bank advances	68,050,000	68,050,000
Federal Home Loan Bank advances	72,035,160	70,815,606
Securities sold under agreements to repurchase	25,000,000	25,000,000
Securities sold under agreements to repurchase	25,114,464	25,025,344
Interest payable	399,684	518,881
Interest payable	399,684	518,881
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Loans, net	465,531,973	478,960,736
Loans, net	475,374,676	485,714,408
Financial liabilities:
Subordinated debentures	15,465,000	15,465,000
Subordinated debentures	$ 15,465,000	$ 15,465,000

Note 13 - Benefit Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 26, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)				200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	341,500
Share-based Goods and Nonemployee Services Transaction, Valuation Method, Expected Term	10 years
Award Vesting Period	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 200 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	306,950	237,525
Restricted Stock or Unit Expense	79,330
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	27,313
Allocated Share-based Compensation Expense	253,017	186,654	109,386
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	1000 hours
Employee Stock Ownership Plan (ESOP), Debt Structure, Employer Loan, Description	$3,444,540
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in Shares)	344,454
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	25,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	82,892
Restricted Stock [Member] | CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number (in Shares)	62,785
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	2 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	119,951
Director [Member]
Restricted Stock or Unit Expense	110,009	100,017
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures (in Shares)	18,520	16,952
Stock Issued During Period, Shares, Restricted Stock Award, Price per Share (in Dollars per share)	$ 5.94	$ 5.9
Employee Stock Ownership Plan [Member]
Allocated Share-based Compensation Expense	$ 153,848	$ 126,737	$ 100,014

Note 13 - Benefit Plans (Detail) - Stock Option Activity (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance outstanding weighted average exercise price (in Dollars per share)	$ 16.09	$ 16.14	$ 19.4
Options exercisable as of December 31, 2012 (in Dollars per share)	$ 18.95
Granted weighted average exercise price (in Dollars per share)		$ 0	$ 5.24
Exercised weighted average exercise price (in Dollars per share)	$ 6.18	$ 0	$ 0
Forfeited weighted average exercise price (in Dollars per share)	$ 6.18	$ 17.51	$ 10.5
Balance outstanding	341,500
Balance outstanding weighted average exercise price (in Dollars per share)	$ 16.38	$ 16.09	$ 16.14
Incentive Stock Options [Member]
Balance outstanding	184,500	194,750	148,750
Options exercisable as of December 31, 2012	130,900
Granted		0	46,000
Exercised	(2,003)	0	0
Forfeited	(7,997)	(10,250)
Balance outstanding	174,500	184,500	194,750
Non-Incentive Stock Options [Member]
Balance outstanding	167,000	170,829	136,704
Options exercisable as of December 31, 2012	131,000
Granted		0	45,000
Exercised	0	0	0
Forfeited		(3,829)	(10,875)
Balance outstanding	167,000	167,000	170,829

Note 13 - Benefit Plans (Detail) - Fair Value Assumptions for Stock Options (USD $)	12 Months Ended
Dec. 31, 2010
Dividends per share	0.00%
Risk-free interest rate	2.15%
Expected life of options (years)	5 years
Weighted-average volatility	42.62%
Weighted-average fair value of options granted during year (in Dollars per share)	$ 2.04

Note 13 - Benefit Plans (Detail) - ESOP Shares	Dec. 31, 2012
Beginning ESOP shares	344,454
Released shares	(321,836)
Shares committed for release	(22,618)

Note 14 - Derivative Financial Instruments (Detail) (USD $)	0 Months Ended	12 Months Ended
	Nov. 07, 2008	Dec. 31, 2010
Notional Amount of Interest Rate Derivatives	$ 90,000,000
Derivative, Gain on Derivative	1,700,000
Derivative Instruments, Gain Recognized in Income		$ 508,746

Note 15 - Preferred Stock and Common Stock Warrants (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended
	Jun. 13, 2012	Jan. 30, 2009	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Warrant Term		10 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)		459,459		459,459	459,459
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		5.55
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants		$ 17,000,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)		$ 1,000
Preferred Stock, Redemption Amount	5,000,000			(5,000,000)
Preferred Stock, Amount of Preferred Dividends in Arrears	19,444
Preferred Stock, Redemption Price Per Share (in Dollars per share)	$ 1,000
Treasury Stock, Value			12,000,000	61,369,344	61,623,816
Liquidation Value, Percentage			92.00%
Warrants and Rights Outstanding		1,377,811		1,377,811	1,377,811
Preferred Stock, Discount on Shares		1,400,000
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in Shares)		17,000
Stock Issued During Period, Value, New Issues		$ 15,622,189
First Five Years [Member]
Preferred Stock, Dividend Rate, Percentage		5.00%
After Five Years [Member]
Preferred Stock, Dividend Rate, Percentage		9.00%

Note 16 - Other Expenses (Detail) - Other Expenses (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Directors compensation	$ 235,478	$ 215,980	$ 178,376
Outside services	62,675	55,000	55,000
Legal expense	471,363	628,444	444,904
Deposit expense	219,778	73,712	44,864
Office supplies	81,814	94,002	109,424
Telephone	114,182	116,826	107,738
Postage	157,986	165,837	172,792
Insurance	87,436	74,287	68,628
Supervisory exam	57,109	58,609	60,115
Accounting	256,850	149,475	165,000
Organization dues	118,653	118,568	114,037
Loan expense	239,701	307,021	427,775
Mortgage buyback	147,119
Contributions	40,000	40,118	40,140
ATM expense	231,893	219,329	200,224
Federal and state tax credits amortization	885,478	676,700	480,322
Other operating	400,527	517,036	544,083
	$ 3,808,042	$ 3,510,944	$ 3,213,422

Note 17 - Related Party Transactions (Detail) - Loans to Executive Officers and Directors (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance, beginning of year	$ 5,794,896	$ 5,982,120	$ 6,829,498
Balance, end of year	6,095,008	5,794,896	5,982,120
New Loans	464,400	650,095
Repayments	$ (164,288)	$ (837,319)	$ (847,378)

Note 18 - Commitments And Credit Risk (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Letters of Credit Outstanding, Amount	$ 13,930,000	$ 14,233,000
Commitments to Originate Fixed-Rate Mortgages [Member]
Other Commitment	9,217,000	10,955,000
Unused Lines of Credit to Borrowers [Member] | Commercial Loans [Member]
Other Commitment	33,897,000	36,931,000
Unused Lines of Credit to Borrowers [Member] | Open-End Consumer Lines [Member]
Other Commitment	15,306,000	17,625,000
Confirming Letters of Credit From FHLB [Member]
Letters of Credit Outstanding, Amount	$ 9,934,000	$ 10,656,000

Note 19 - Condensed Parent Company Statements (Detail) - Balance Sheets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 30, 2009
Assets
Cash	$ 41,663,405		$ 26,574,082	$ 14,145,329	$ 33,016,697
Available-for-sale securities	101,980,644		81,064,878
Refundable income taxes	910,174		512,666
Deferred income taxes	6,809,011		7,033,037
	660,432,218		648,505,858
Liabilities
Subordinated debentures	15,465,000		15,465,000
Stockholders' equity
Series A preferred stock	11,789,276		16,425,912
Common stock	678,180		677,980
Common stock warrants	1,377,811		1,377,811			1,377,811
Additional paid-in capital	58,267,529		58,333,614
Unearned ESOP shares			(204,930)
Retained earnings	39,324,292		38,456,991
Unrealized appreciation on available-for-sale securities, net	800,826		791,285
Treasury stock	(61,369,344)	(12,000,000)	(61,623,816)
	660,432,218		648,505,858
Parent Company [Member]
Assets
Cash	681,509		781,432
Available-for-sale securities	70,914		62,262
Due from subsidiary	20,795		21,295
Investment in subsidiary	64,069,125		67,649,693
Investment in Capital Trust I & II	465,000		465,000
Prepaid expenses and other assets	35,579		183,508
Refundable income taxes	1,152,319		717,319
Deferred income taxes	2,592		5,793
	66,497,833		69,886,302
Liabilities
Subordinated debentures	15,465,000		15,465,000
Accrued expenses and other liabilities	164,263		186,455
Stockholders' equity
Series A preferred stock	11,789,276		16,425,912
Common stock	678,180		677,980
Common stock warrants	1,377,811		1,377,811
Additional paid-in capital	58,267,529		58,333,614
Unearned ESOP shares			(204,930)
Retained earnings	39,324,292		38,456,991
Unrealized appreciation on available-for-sale securities, net	800,826		791,285
Treasury stock	(61,369,344)		(61,623,816)
	$ 66,497,833		$ 69,886,302

Note 19 - Condensed Parent Company Statements (Detail) - Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expense:
Other	$ 3,808,042	$ 3,510,944	$ 3,213,422
Income (loss) before income taxes and equity in undistributed income (loss) of subsidiaries	1,812,521	4,538,744	1,074,023
Credit for income taxes	(131,338)	703,105	(56,748)
Net income	1,943,859	3,835,639	1,130,771
Parent Company [Member]
Income
Dividends from subsidiary bank	6,500,000	1,000,000
Interest income:
Related party	8,471	14,753	25,933
Other	19,510	18,369	30,783
	6,527,981	1,033,122	56,716
Interest expense:
Related party	556,159	610,929	1,023,783
Other	878,305	462,971	463,502
	1,434,464	1,073,900	1,487,285
Income (loss) before income taxes and equity in undistributed income (loss) of subsidiaries	5,093,517	(40,778)	(1,430,569)
Credit for income taxes	(435,000)	(349,000)	(480,000)
Income (loss) before equity in undistributed earnings of subsidiaries	5,528,517	308,222	(950,569)
Equity in undistributed income (distribution in excess of income) of subsidiaries	(3,584,658)	3,527,417	2,081,340
Net income	$ 1,943,859	$ 3,835,639	$ 1,130,771

Note 19 - Condensed Parent Company Statements (Detail) - Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities
Net Income	$ 1,943,859	$ 3,835,639	$ 1,130,771
Items not requiring (providing) cash:
Release of ESOP shares	153,848	126,737	100,014
Stock award plan expense	253,017	186,654	109,386
Changes in:
Prepaid expenses and other assets	887,894	(4,120)	569,548
Net cash provided by (used in) operating activities	12,257,863	7,753,993	12,758,873
Cash Flows From Financing Activities
Treasury stock purchased	(25,736)	(53,230)	(6,540)
Redemption of preferred stock	(5,000,000)
Net cash used in financing activities	9,669,616	(36,741,331)	(56,214,977)
Decrease in cash	15,089,323	12,428,753	(18,871,368)
Cash and Cash Equivalents	41,663,405	26,574,082	14,145,329
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain on investment securities available-for-sale, before income taxes	183,449	(163,480)	507,668
Income tax expense (credit) related to other items of comprehensive income	5,603	617,676	86,041
Comprehensive income (loss) of Bank	1,953,400	2,783,920	1,277,273
Parent Company [Member] | Beginning of Period [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents	781,432	1,197,553	2,813,094
Parent Company [Member] | End of Period [Member]
Cash Flows From Financing Activities
Cash and Cash Equivalents	681,509	781,431	1,197,553
Parent Company [Member]
Cash Flows From Operating Activities
Net Income	1,943,859	3,835,639	1,130,771
Items not requiring (providing) cash:
(Equity in undistributed income) distributions in excess of income of subsidiaries	3,584,658	(3,527,417)	(2,081,340)
Deferred income taxes		38,834
Release of ESOP shares	153,848	126,737	100,014
Stock award plan expense	253,017	186,654	109,386
Changes in:
Prepaid expenses and other assets	147,929	104,176	103,787
Income taxes payable/refundable	(435,000)	(217,833)	(104,143)
Accrued expenses	9,058	(59,682)	(18,376)
Net cash provided by (used in) operating activities	5,657,369	487,108	(759,901)
Cash Flows From Financing Activities
Stock options exercised	12,388
Cash dividends paid on common and preferred stock	(744,444)	(850,000)	(850,000)
Treasury stock purchased	(25,736)	(53,230)	(6,540)
Repayment of advances from subsidiary	500		900
Redemption of preferred stock	(5,000,000)
Net cash used in financing activities	(5,757,292)	(903,230)	(855,640)
Decrease in cash	(99,923)	(416,122)	(1,615,541)
Cash and Cash Equivalents	681,509	781,432
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain on investment securities available-for-sale, before income taxes	8,652	(15,658)	12,872
Income tax expense (credit) related to other items of comprehensive income	3,200	(5,794)	4,763
Other comprehensive income (loss)	5,452	(9,864)	8,109
Comprehensive income (loss) of Bank	4,089	(1,041,855)	138,393
TOTAL COMPREHENSIVE INCOME	$ 1,953,400	$ 2,783,920	$ 1,277,273